     As filed with the Securities and Exchange Commission on April 20, 2004
                                                  FILE NOS. 333-69386; 811-03457

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933   /X/

                         PRE-EFFECTIVE AMENDMENT NO.              / /

                       POST-EFFECTIVE AMENDMENT NO. 4             /X/

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                  / /

                              AMENDMENT NO. 56                    /X/

                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                                Richard F. Plush
                      Vice President, Products and Programs
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    COPY TO:
                                Michael Berenson
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

Approximate date of public offering: As soon as praticable after effectiveness of the Registration Statement

Title of Securities Being Registered: Individual Variable and Fixed Annuity Contracts - Flexible Purchase Payments

It is proposed that this filing will become effective (check appropriate box)

        / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2004 pursuant to paragraph (b) of Rule 485
        / / 60 days after filing pursuant to paragraph (a) of Rule 485
        / / on (date) pursuant to paragraph (a) of Rule 485

PROSPECTUS - MAY 1, 2004

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS

PENNFREEDOM

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650

This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

- has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),
- has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,
- is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out,
- allows you to choose to receive annuity payments over different periods of time, including over your lifetime,
-    offers enhanced guaranteed minimum death benefit options,
-    offers an estate enhancement death benefit option, and
-    offers death benefit enhancement rider options.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 8% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. IF WE ARE REQUIRED TO RETURN YOUR PURCHASE PAYMENTS, WE WILL ALLOCATE THEM TO THE MONEY MARKET SUBACCOUNT DURING THE FREE LOOK PERIOD. AT THE END OF THAT PERIOD, WE WILL ALLOCATE AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT TO THE SUBACCOUNTS YOU HAVE SELECTED. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT.


You may obtain a Statement of Additional Information, dated May 1, 2004, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

PENN SERIES FUNDS, INC.                                              MANAGER
     Money Market Fund                                               Independence Capital Management, Inc.
     Limited Maturity Bond Fund                                      Independence Capital Management, Inc.
     Quality Bond Fund                                               Independence Capital Management, Inc.
     High Yield Bond Fund                                            T. Rowe Price Associates, Inc.
     Flexibly Managed Fund                                           T. Rowe Price Associates, Inc.
     Growth Equity Fund                                              Independence Capital Management, Inc.
     Large Cap Value Fund                                            Putnam Investment Management, LLC
     Large Cap Growth Fund                                           Franklin Advisers, Inc.
     Index 500 Fund                                                  Wells Capital Management Incorporated
     Mid Cap Growth Fund                                             Turner Investment Partners, Inc.
     Mid Cap Value Fund                                              Neuberger Berman Management Inc.
     Strategic Value Fund                                            Lord, Abbett & Co.
     Emerging Growth Fund                                            RS Investment Management, Inc.
     Small Cap Value Fund                                            Royce & Associates, LLC
     International Equity Fund                                       Vontobel Asset Management, Inc.
     REIT Fund                                                       Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                           MANAGER
     Balanced Portfolio                                              Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND               MANAGER
     Equity-Income Portfolio                                         Fidelity Management & Research Company
     Growth Portfolio                                                Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II            MANAGER
     Asset Manager Portfolio                                         Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                 MANAGER
     Emerging Markets Equity (International) Portfolio               Van Kampen

A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

PROSPECTUS CONTENTS

GLOSSARY                                                                                    5

EXPENSES                                                                                    6

EXAMPLES OF FEES AND EXPENSES                                                               9

CONDENSED FINANCIAL INFORMATION                                                             9

THE PENN MUTUAL LIFE INSURANCE COMPANY                                                     10

THE SEPARATE ACCOUNT                                                                       10
   Accumulation Units - Valuation                                                          10
   Voting Instructions                                                                     10
   Investment Options in the Separate Account                                              10
     Penn Series Funds, Inc.                                                               11
     Neuberger Berman Advisers Management Trust                                            12
     Fidelity Investments' Variable Insurance Products Fund                                12
     Fidelity Investments' Variable Insurance Products Fund II                             12
     Van Kampen's The Universal Institutional Funds, Inc.                                  13

THE FIXED INTEREST ACCOUNTS                                                                13

THE CONTRACT                                                                               13
   How Do I Purchase a Contract?                                                           14
   What Types of Annuity Payments May I Choose?                                            14
     Variable Annuity Payments                                                             15
     Fixed Annuity Payments                                                                15
     Other Information                                                                     15
   What Are the Death Benefits Under My Contract?                                          16
     Optional Enhanced Guaranteed Minimum Death Benefit Riders                             16
     Optional Estate Enhancement Death Benefit Rider                                       17
     Optional Death Benefit Enhancement Riders                                             17
     Choosing a Lump Sum or Annuity                                                        19
   May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?                 19
     Before the Annuity Date                                                               19
     After the Annuity Date                                                                19
     General Rules                                                                         20
     Dollar Cost Averaging                                                                 20
     Automatic Rebalancing                                                                 20
   May I Withdraw Any of My Money?                                                         20
     Systematic Withdrawals                                                                21
     403(b) Withdrawals                                                                    21
   Deferment of Payments and Transfers                                                     21
   What Charges Do I Pay?                                                                  21
     Administration Charges                                                                21
     Mortality and Expense Risk Charge                                                     22
     Contingent Deferred Sales Charge                                                      22
     Free Withdrawals                                                                      22
     Contract Rider Charges                                                                23
     Premium Taxes                                                                         24

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS                                         24
   General Information                                                                     24
   Loans Under Section 403(b) Contracts                                                    25

FEDERAL INCOME TAX CONSIDERATIONS                                                          25
   Withdrawals and Death Benefits                                                          25
   Annuity Payments                                                                        26
   Early Withdrawals                                                                       26
   Transfers                                                                               26
   Separate Account Diversification                                                        26
   Qualified Plans                                                                         27

FINANCIAL STATEMENTS                                                                       27

STATEMENT OF ADDITIONAL INFORMATION CONTENTS                                               28

APPENDIX A                                                                                 29

GLOSSARY

     ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

     ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

     ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

     ANNUITANT: The person during whose life annuity payments are made.

     ANNUITY DATE: The date on which annuity payments start.

     ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

     ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

     BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

     CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

     CONTRACT OWNER: The person specified in the Contract as the Contract Owner.

     CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Account Value.

     FIXED ACCOUNT VALUE: The value of amounts held under the Contract in all fixed interest accounts.

     SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this Prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.


     VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all Subaccounts of the Separate Account.


     VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

     WE OR US: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

     YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

EXPENSES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between Subaccounts. State premium taxes may also be deducted.


 CONTRACT OWNER TRANSACTION EXPENSES
  Sales Load Imposed on Purchase Payments                                             None
  Maximum Contingent Deferred Sales Charge               8% of purchase payments withdrawn (a)
  Transfer Fee                                                                        None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

 MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE                                     $     40(b)
 SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
   Mortality and Expense Risk Charge                                                   1.30%
   Contract Administration Charge                                                      0.15%
                                                                                   --------
 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT RIDERS)                               1.45%
 CONTRACT RIDER CHARGES (OPTIONAL)
   Enhanced Guaranteed Minimum Step-Up Death Benefit Rider                             0.25%(c)
   Enhanced Guaranteed Minimum Rising-Floor Death Benefit Rider                        0.35%
   Estate Enhancement Rider (for Annuitants Age 60 and Under)                          0.20%(d)
   Estate Enhancement Rider (for Annuitants Age 61 to 70)                              0.30%(e)
   Estate Enhancement Rider (for Annuitants Ages 71 to 80)                             0.60%(f)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES, INCLUDING MAXIMUM CHARGES FOR
  CONTRACT RIDERS (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)                          2.40%(g)

OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS(h)

                                                          MONTHLY CHARGE PER $1,000 BENEFIT
                                                             MINIMUM               MAXIMUM
                                                            --------               -------
                                                            $    0.208             $ 17.292

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                                                            MINIMUM                MAXIMUM
                                                            -------                -------
  TOTAL ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets,
  including management fees and other expenses)             0.38%(i)               1.87%(j)


----------
(a) The charge decreases each year to zero in the fifth Contract year as follows: first Contract year - 8%; second Contract year - 7%; third Contract year - 6%; fourth Contract year - 5%; fifth Contract year and thereafter - 0%. See WHAT CHARGES DO I PAY? in this Prospectus.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c) The current annual charge for this rider is 0.20% and may not be increased beyond the maximum of 0.25%.
(d) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.
(e) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.
(f) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.

(g) This is the total of the maximum total Separate Account Annual Expenses that may be charged with all available riders attached. Your total current charges will be between 1.45% and 2.35%, depending on whether you choose optional riders and which rider(s) you choose to purchase. You may purchase only one of the enhanced guaranteed minimum death benefit riders.
(h) A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for a rider depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis amount Subaccounts of the Variable Account. The charge shown in the table may not be representative of the charge a particular Contract Owner might pay. (See WHAT CHARGES DO I PAY? in this prospectus.)
(i) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.25%. It is anticipated that the Agent will continue this voluntary fee waiver in effect through July 31, 2004. Thereafter, the Agent will voluntarily waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. The Agent may change or eliminate all or part of these voluntary waivers at any time.
(j) The total expenses for the Fund, after a voluntary fee waiver of 0.12% by the Fund's adviser are 1.75%. This adviser may terminate this voluntary waiver at any time at its sole discretion.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                TOTAL                     NET
                                    MANAGEMENT      OTHER        FUND        FEE          FUND
                                       FEES        EXPENSES    EXPENSES    WAIVERS      EXPENSES
                                    ----------     --------    --------    -------      --------
   Money Market                        0.19%        0.31%       0.50%        0.00%         0.50%
   Limited Maturity Bond               0.30%        0.30%       0.60%        0.00%         0.60%
   Quality Bond                        0.33%        0.29%       0.62%        0.00%         0.62%
   High Yield Bond                     0.50%        0.36%       0.86%        0.00%         0.86%
   Flexibly Managed                    0.60%        0.26%       0.86%        0.00%         0.86%
   Growth Equity                       0.65%        0.32%       0.97%        0.00%         0.97%(1)
   Large Cap Value                     0.60%        0.30%       0.90%        0.00%         0.90%(1)
   Large Cap Growth                    0.55%        0.72%       1.27%        0.27%(2)      1.00%
   Index 500                           0.07%        0.31%       0.38%        0.00%         0.38%(5)
   Mid Cap Growth                      0.70%        0.35%       1.05%        0.05%(2)      1.00%(1)
   Mid Cap Value                       0.55%        0.31%       0.86%        0.00%         0.86%(1)
   Strategic Value                     0.72%        0.54%       1.26%        0.01%(3)      1.25%
   Emerging Growth                     0.74%        0.35%       1.09%        0.00%         1.09%
   Small Cap Value                     0.85%        0.34%       1.19%        0.04%(4)      1.15%
   International Equity                0.85%        0.34%       1.19%        0.00%         1.19%(1)
   REIT                                0.70%        0.64%       1.34%        0.09%(3)      1.25%


----------
Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2003.
(1) Certain subadvisors have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:

     Growth Equity                                         0.94%
     Large Cap Value                                       0.86%
     Mid Cap Growth                                        0.88%
     Mid Cap Value                                         0.84%
     International Equity                                  1.15%


(2) The Administrator has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrator to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year.
(3) The Administrator has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrator to the Fund, to the extent necessary to keep operating expenses from exceeding 1.25% of average daily net assets per year.
(4) The Adviser has contractually agreed to waive its Advisory fees and/or reimburse expenses, so long as it serves as Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.15% of average daily net assets per year.
(5) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.25%. It is anticipated that the Agent will continue this voluntary fee waiver in effect through July 31, 2004. Thereafter, the Agent will voluntarily waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. The Agent may change or eliminate all or part of these voluntary waivers at any time.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                              MANAGEMENT/
                                                             ADMINISTRATION         OTHER          TOTAL FUND
                                                                  FEES             EXPENSES         EXPENSES
                                                             --------------     --------------     ----------
Balanced                                                          0.85%              0.27%            1.12%


----------

(a)  These expenses are for the fiscal year ended December 31, 2003.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                 MANAGEMENT         OTHER          TOTAL FUND
                                                                    FEE            EXPENSES         EXPENSES
                                                                 ----------     --------------     ----------
Equity-Income                                                      0.48%             0.09%            0.57%
Growth                                                             0.58%             0.09%            0.67%


----------

(a) These expenses are for the fiscal year ended December 31, 2003. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.64% for the Growth Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                 MANAGEMENT         OTHER          TOTAL FUND
                                                                     FEE           EXPENSES         EXPENSES
                                                                 ----------     --------------     ----------
Asset Manager                                                      0.53%             0.10%            0.63%


----------

(a) These expenses are for the fiscal year ended December 31, 2003 Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.62%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                 MANAGEMENT         OTHER          TOTAL FUND
                                                                     FEE           EXPENSES         EXPENSES
                                                                 ----------     --------------     ----------
Emerging Markets Equity (International)                            1.25%             0.62%           1.87%(b)


----------

(a)  These expenses are for the fiscal year ended December 31, 2003.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver 0.12% by the Fund's adviser are 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

EXAMPLES OF FEES AND EXPENSES

     This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

     The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract at the end of the applicable time period and have not purchased any Riders:


                                                                 ONE        THREE      FIVE       TEN
                                                                 YEAR       YEARS      YEARS     YEARS
                                                               --------   --------   --------   --------
               Assuming Maximum Total Annual Fund Expenses     $  1,071   $  1,600   $  1,745   $  3,639
               Assuming Minimum Total Annual Fund Expenses     $    934   $  1,184   $  1,007   $  2,183


     (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have not purchased any
               Riders:


                                                                 ONE        THREE      FIVE       TEN
                                                                 YEAR       YEARS      YEARS     YEARS
                                                               --------   --------   --------   --------
               Assuming Maximum Total Annual Fund Expenses     $    338   $  1,029   $  1,745   $  3,639
               Assuming Minimum Total Annual Fund Expenses     $    189   $    585   $  1,007   $  2,183


     (3) If you surrender your Contract at the end of the applicable time period and have purchased Riders with maximum charges*:


                                                                 ONE        THREE      FIVE       TEN
                                                                 YEAR       YEARS      YEARS     YEARS
                                                               --------   --------   --------   --------
               Assuming Maximum Total Annual Fund Expenses     $  1,156   $  1,852   $  2,181   $  4,441
               Assuming Minimum Total Annual Fund Expenses     $  1,022   $  1,453   $  1,486   $  3,143


     (4) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased Riders with maximum charges*:


                                                                 ONE        THREE      FIVE       TEN
                                                                 YEAR       YEARS      YEARS     YEARS
                                                               --------   --------   --------   --------
               Assuming Maximum Total Annual Fund Expenses     $    430   $  1,299   $  2,181   $  4,441
               Assuming Minimum Total Annual Fund Expenses     $    284   $    872   $  1,486   $  3,143

* The examples do not reflect charges for any Optional Death Benefit Enhancement Rider because the examples assume a 5% rate of return. There is no charge for either Optional Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION


     Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.


THE PENN MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT


     Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

     - The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

     - The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

     The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2003 are included in the Statement of Additional Information referred to on the cover page of this Prospectus.


ACCUMULATION UNITS - VALUATION


     Your assets in the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instruction) at our administrative office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

     The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount and (3) the mortality and expense risk charge at an annual rate of 1.30% and contract administration charge at an annual rate of 0.15% assessed against the Subaccount.


VOTING INSTRUCTIONS

     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.


     If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.


INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT


     The Separate Account currently has Subaccounts that invest in the following
Funds:


PENN SERIES FUNDS, INC.:

     MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

     QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

     HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

     FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     LARGE CAP GROWTH FUND -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

     INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

     MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

     MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

     STRATEGIC VALUE FUND -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

     EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

     SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

     INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

     REIT FUND -- seeks to achieve a high total return consistent with reasonable investment risk by investing in equity securities of real estate investment trusts.

     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. Franklin Advisers, Inc., San Mateo, California, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value Fund. Royce & Associates, LLC, New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

     BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

     EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

     ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

     EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Fund will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

     Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

     SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS

The fixed interest accounts are part of the Company's general investment account. Interests in the fixed interest accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACT

     An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

     - the Separate Account, through which you may invest in one or more of the available Funds. See THE SEPARATE ACCOUNT in this Prospectus.

     - the fixed interest accounts. The fixed interest accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

     You decide, within Contract limits,

     -         how often you make a purchase payment and how much you invest;


     - the Subaccounts and/or the fixed interest accounts in which your purchase payments are invested;

     - whether or not to transfer money among the available Subaccounts and fixed interest accounts;


     -         the type of annuity that we pay and who receives it;

     -         the Beneficiary or Beneficiaries to whom we pay death benefits;
               and

     -         the amount and frequency of withdrawals from the Contract Value.

     Your Contract has

     - an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

     - an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any required approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

     The Contract is available to individuals and institutions. The Contracts also may be issued as individual retirement annuities under section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

HOW DO I PURCHASE A CONTRACT?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

     The minimum initial purchase payment that we will accept is $10,000, and the minimum for each subsequent purchase payment is $1,000, although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $2 million. You must obtain our prior approval to make total purchase payments in excess of $2 million.

     The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.

WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

     You may choose from the following options:

     - AN ANNUITY FOR A SET NUMBER OF YEARS - Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

     - A LIFE ANNUITY - Annuity payments will continue until the Annuitant's death;

     - A LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS - Annuity payments will continue until the Annuitant's death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

     - A JOINT AND SURVIVOR LIFE ANNUITY - Annuity payments will continue until the death of the surviving joint Annuitant; or

     -         Any other form of annuity that we and you may agree upon.

     You may choose a variable annuity (except for the set number of years option), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Payments under all options will be made to or at the direction of the Contract Owner and may be elected as early as the date the Contract is purchased.


     VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the Subaccounts that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four Subaccounts (three if you also choose a portion as a fixed annuity). In addition, you may not select other Subaccounts after the Annuity Date.


     When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.


     During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among the Subaccounts of the Separate Account that you choose on the Annuity Date.


     FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

     OTHER INFORMATION. Unless you tell us otherwise:

     - you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).


     - the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date, except if your Contract Value is allocated to more than four Subaccounts (three, if there is Fixed Account Value under your Contract on the Annuity Date). In this case, the variable portion will be allocated to the Money Market subaccount until you give us instructions to allocate to not more than four Subaccounts (or three Subaccounts, whichever is applicable).


     - your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

     You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 ($20 for Contracts sold in New York) each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate.

     You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

     If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.


     For Contracts issued on and after August 11, 2003, if the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Fixed Account death benefit is the Fixed Account Value. The Variable Account death benefit is the greater of: (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Variable Account, less adjusted partial withdrawals and transfers. "Adjusted partial withdrawals and transfers" means the amount of each partial withdrawal from or transfer out of the Variable Account, multiplied by the amount of the Variable Account death benefit just before the partial withdrawal or transfer, divided by your Variable Account Value just before the partial withdrawal or transfer. If you make a partial withdrawal or transfer at a time when the amount of your Variable Account death benefit is greater than your Variable Account Value, then your Variable Account death benefit amount will be reduced by an amount greater than the amount withdrawn or transferred.


     We generally pay the death benefit within seven days after we receive proof of death and all required information.

     OPTIONAL ENHANCED GUARANTEED MINIMUM DEATH BENEFIT RIDERS. If the Annuitant is age 75 or less, you may purchase an enhanced guaranteed minimum death benefit rider as part of your Contract at the time the contract is issued. The enhanced death benefit will be paid in place of the Variable Account death benefit, IF IT IS GREATER. We offer two different enhanced guaranteed minimum death benefit riders. You may purchase one rider at the time you purchase your Contract.

     GUARANTEED MINIMUM STEP-UP DEATH BENEFIT RIDER. The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the highest Variable Account Value on the current or prior Contract anniversary dates, adjusted as follows. For purposes of this death benefit rider only, the Variable Account Value on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Variable Account after the anniversary date, and before the next anniversary date, and adjusted downward by an amount that is in the same proportion that the amount withdrawn or transferred from the Variable Account (including any contingent deferred sales charge) after the anniversary date and before the next anniversary date was to the Variable Account Value on the date of the withdrawal or transfer.

     GUARANTEED MINIMUM RISING-FLOOR DEATH BENEFIT RIDER. The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the sum of all purchase payments allocated and transfers made to the Variable Account, minus a reduction for any withdrawals or transfers made from the Variable Account (as described below), plus interest at 5%. Interest is calculated for the periods amounts are held in the Variable Account, but not for any period after the Annuitant attains 80 years of age. If a withdrawal or transfer is made from the Variable Account prior to death, the guaranteed minimum death benefit will be reduced by an amount that is in the same proportion that the amount withdrawn or transferred from the Variable Account (including any contingent deferred sales charge) was to the Variable Account Value on the date of the withdrawal or transfer. The benefit may not exceed two times the purchase payments and transfers allocated to the Variable Account, less withdrawals and transfers out.

     An enhanced guaranteed minimum death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the enhanced guaranteed minimum death benefits, see WHAT CHARGES DO I PAY? in this Prospectus.

     OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other information required to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

     The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 71 and 80 at date of issue of the Contract.

EXAMPLE 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

EXAMPLE 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

     OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS. If the Annuitant is age 75 or less, you may purchase a death benefit enhancement rider as part of your Contract at the time we issue the Contract. If you purchase a death benefit enhancement rider, we will pay your beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. An Optional Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

     We offer two different Optional Death Benefit Enhancement Riders: the Rising Floor Plus Death Benefit Enhancement Rider and the Step-Up Plus Death Benefit Enhancement Rider. You may purchase only one of these riders at the time you purchase your Contract. The Death Benefit Enhancement from either of these riders is limited to $1 million.

     RISING FLOOR PLUS DEATH BENEFIT ENHANCEMENT RIDER. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the Contract Date and remains level during that month. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account.

     On the first day of the calendar month following the Contract Date, the Minimum Death Benefit Amount equals purchase payments paid into the Variable Account minus withdrawals taken from the Variable Account.

     On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

     (a) is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5% applied until the Annuitant reaches age 80; and

     (b) is purchase payments paid into the Variable Account during the prior calendar month; and

     (c) is an adjustment for withdrawals taken from the Variable Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

     STEP-UP PLUS DEATH BENEFIT ENHANCEMENT RIDER. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each Contract Anniversary until the Annuitant reaches age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account.

     On the first day of the calendar month following the first Contract Anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first Contract Anniversary.

     On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

     (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Variable Account in the prior calendar month; or

     (2)       the Variable Account Value on the current Contract Anniversary.

     We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Variable Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Variable Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Variable Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

     TREATMENT OF TRANSFERS. Transfers into the Variable Account will be treated as purchase payments allocated to the Variable Account. Similarly, transfers out of the Variable Account will be treated as withdrawals from the Variable Account. An Optional Death Benefit Enhancement Rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

     CHARGE. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior Contract Anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the Contract Anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

     For information on the cost of the death benefit enhancement riders, see WHAT CHARGES DO I PAY? in this Prospectus.

     CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity. Your Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.


     - If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years except that an IRA can be continued as long as the Beneficiary withdraws annually an amount based on the Beneficiary's life expectancy at the date of death of the IRA owner (until paid out, the death benefit will be allocated to Subaccounts of the Separate Account and/or the fixed interest accounts as directed by the Beneficiary).


     - If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

     - If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

     If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If the spouse elects to become the Contract Owner, the Contract Value will be adjusted to equal the death benefit. Further, the spouse may exchange the continued Contract for a new variable contract of the same policy form, or a form designated by us if this form is no longer available for sale; and the Contract Value transferred to the new contract in the exchange will not be subject to a contingent deferred sales charge.

     If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options.

     If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE FIXED INTEREST ACCOUNTS?


     BEFORE THE ANNUITY DATE. You may transfer your Contract Value among Subaccounts of the Separate Account and the fixed interest accounts.

     - The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount or fixed interest account. In the case of partial transfers, the amount remaining in the Subaccount or fixed interest account must be at least $250.


     - You may transfer amounts from a fixed interest account only at the completion of the interest period or within 25 days thereafter.

     - You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a Subaccount of the Separate Account as described under Dollar Cost Averaging below.

     - You may not transfer from a Subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

     AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among Subaccounts of the Separate Account.

     - The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount. In the case of partial transfers, the amount remaining in the Subaccount must be at least $250.

     - Transfers are currently limited to the Subaccounts selected at the time of annuitization.

     GENERAL RULES. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused by those we do detect.

     DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in securities which are purchased at regular intervals in fixed dollar amounts, so that the cost of the securities gets averaged over time and possibly over market cycles. If you have Contract Value of at least $10,000, you may allocate or transfer money to a six month dollar cost averaging account or a twelve month dollar cost averaging account, and have a fixed percentage transferred monthly from the account to variable Subaccounts to achieve dollar cost averaging. Dollar cost averaging may also be done from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount and Quality Bond Subaccount. You may dollar cost average from the variable accounts for up to 60 months, from the six month dollar cost averaging account for up to 6 months and from the twelve month dollar cost averaging account for up to twelve months. If you stop the program while in the six or twelve month dollar cost averaging accounts, any money left in the account will be transferred in accordance with your instructions.

     AUTOMATIC REBALANCING. Automatic Rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your assets allocation percentages may become out of balance over time. If you have a Contract Value of at least $10,000 you may elect automatic rebalancing. We will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.


     Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for dollar cost averaging or automatic rebalancing.

MAY I WITHDRAW ANY OF MY MONEY?

     Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

     - The minimum withdrawal is $500. If it is your first withdrawal in a Contract year, the minimum withdrawal is the Free Withdrawal Amount if less than $500.


     - You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in the Subaccount or fixed interest account from which the withdrawal is made is at least $250.

     - If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable Subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest accounts beginning with the fixed interest account with the shortest interest period. Within a fixed interest account, partial withdrawals will be made from amounts most recently allocated, renewed or transferred.


     SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not exhausted your Free Withdrawal Amount in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


     403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


DEFERMENT OF PAYMENTS AND TRANSFERS

     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

WHAT CHARGES DO I PAY?

     The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

     ADMINISTRATION CHARGES. These charges reimburse us for administering the Contract and the Separate Account.


     - We deduct from your Variable Account Value, annually, a contract administration charge that is the lesser of $40 or 2% of your Variable Account Value on the deduction date, your Contract

               Anniversary. This charge will also be deducted if the Variable Account Value is withdrawn or transferred in full on a date other than the deduction date. You will not pay this charge if your Variable Account Value is more than $100,000 on the deduction date. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.


     - We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

     For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

     MORTALITY AND EXPENSE RISK CHARGE. We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.30%. This charge compensates us for the mortality-related guarantees we make under the Contract (E.G., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

     CONTINGENT DEFERRED SALES CHARGE. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

     You pay this charge only if you withdraw a purchase payment within four years of the issue date of your Contract. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection.

                        CONTRACT YEAR                       APPLICABLE CHARGE
                        -----------------------------------------------------
                        First                                      8%
                        Second                                     7%
                        Third                                      6%
                        Fourth                                     5%
                        Fifth and thereafter                       0%

     Purchase payments will be treated as withdrawn before gains from market appreciation or interest is withdrawn from the Contract. However, for Contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

     The contingent deferred sales charge and other charges may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales or other expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such Contracts. The reduction will not unfairly discriminate against any Contract Owner.

     FREE WITHDRAWALS. The following withdrawals may be made free of the contingent deferred sales charge.

     YOU'VE OWNED A CONTRACT FOR MORE THAN FOUR YEARS. You may withdraw all or part of your Contract Value without incurring a contingent sales charge.

     WITHDRAWALS UP TO 10% OF PURCHASE PAYMENTS. You may withdraw up to 10% of your purchase payments in a Contract year without incurring a contingent deferred sales charge. The amount available for a free withdrawal at any point in time during a Contract year is 10% of all purchase payments as of the date of the request less the amount of all free withdrawals made during that Contract year. You may not carry forward to the next Contract year any free withdrawal amount remaining at the end of the current Contract year. With respect to any withdrawal in excess of the free withdrawal limit in a Contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of that withdrawal and all subsequent withdrawals made in the Contract year.

     MEDICALLY RELATED WITHDRAWAL. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

     DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

     WITHDRAWALS FROM CONTRACT CONTINUED BY A SURVIVING SPOUSE. There is no contingent deferred sales charge imposed upon any withdrawal from a Contract that is continued by a surviving spouse of the deceased Contract Owner.

     OTHER WITHDRAWALS. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

     CONTRACT RIDER CHARGES. You may elect to purchase optional contract riders to increase the benefits paid under your Contract.

     ENHANCED GUARANTEED MINIMUM STEP-UP DEATH BENEFIT RIDER. The current charge for the rider is 0.20% of the average annual Variable Account Value. We may, at our discretion, raise the current charge to a maximum rate of 0.25%.

     ENHANCED GUARANTEED MINIMUM RISING-FLOOR DEATH BENEFIT RIDER. The current and guaranteed charge for the rider is 0.35% of the average annual Variable Account Value.

     ESTATE ENHANCEMENT DEATH BENEFIT RIDER. For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.


     The charges for the enhanced guaranteed minimum and for the estate enhancement death benefit riders will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.


     DEATH BENEFIT ENHANCEMENT RIDERS. We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the Contract Anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

     The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior Contract Anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.





     We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value. The charge is the same whether you choose the Rising Floor Plus Death Benefit Enhancement Rider or the Step-Up Plus Death Benefit Enhancement Rider.


               ATTAINED AGE          MONTHLY CHARGE PER $1,000 OF BENEFIT
               ------------          ------------------------------------
               Less than 40                        $  0.208
                   40-44                              0.208
                   45-49                              0.333
                   50-54                              0.458
                   55-59                              0.708
                   60-64                              1.083
                   65-69                              1.667
                   70-74                              2.708
                   75-79                              4.250
                   80-84                              7.083
                   85-89                             11.000
                   90-94                             17.292

     PREMIUM TAXES. Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.


MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS


GENERAL INFORMATION


     You may allocate or transfer your Account Value to one or more of the following fixed interest accounts: (1) the Three Year Fixed Interest Account;
(2) the Five Year Fixed Interest Account; and (3) the Seven Year Fixed Interest Account. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest accounts. For each amount allocated to one of the fixed interest accounts, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest accounts of not less than 3%. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such charge.

     You may transfer amounts held in the fixed interest accounts to Subaccounts of the Separate Account or to another fixed interest account, subject to the provisions of your Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Fixed Interest Account, the Five Year Fixed Interest Account or the Seven Year Fixed Interest Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate equals one-half of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 6 months' interest). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest accounts; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments less any previous amount withdrawn from the Contract in that Contract year. In no event will the premature withdrawal charge invade the Contract Owner's principal investment in the applicable fixed interest account. In no event will the sum of the premature withdrawal charge and the contingent deferred sales charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from a fixed interest account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

     If you participate in our dollar cost averaging program, you may allocate money to a six month or twelve month dollar cost averaging account. The interest rate that you earn is set at the time that you invest and will not vary during the period. The rate will never be less than 3%, unless applicable law permits a reduction. If you stop dollar cost averaging while money is allocated to a dollar cost average account, your money will be transferred in accordance with your instructions.

     You may transfer money in the fixed interest accounts to Subaccounts of the Separate Account, subject to the provisions of your Contract. If you do not withdraw or reallocate money in a fixed interest account within 25 days after the end of that account's interest period, we will treat it as a new allocation to that fixed account.


LOANS UNDER SECTION 403(b) CONTRACTS

     If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a fixed interest account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.


     When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account Subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your Contract anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account Subaccounts in accordance with your current payment allocation instructions.


     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.


     If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account Subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.


     Loans are subject to the terms of your Contract, your Section 403(b) plan and the Internal Revenue Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

     WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or is more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

     In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

     ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

     EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

     - early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

     -    withdrawals made on or after age 59 1/2;

     -    distributions made after death; or

     -    withdrawals attributable to total and permanent disability.

     TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

     SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.


     The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.


     QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

     Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

     This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS


VARIABLE ANNUITY PAYMENTS                                                    B-2
     First Variable Annuity Payments                                         B-2
     Subsequent Variable Annuity Payments                                    B-2
     Annuity Units                                                           B-2
     Value of Annuity Units                                                  B-2
     Net Investment Factor                                                   B-2
     Assumed Interest Rate                                                   B-3
     Valuation Period                                                        B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                                    B-3

DISTRIBUTION OF CONTRACTS                                                    B-3

CUSTODIAN                                                                    B-3

INDEPENDENT AUDITORS                                                         B-3

LEGAL MATTERS                                                                B-3

FINANCIAL STATEMENTS                                                         B-4

                                   APPENDIX A


     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.



PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $         10.018  $         10.000
Accumulation Unit Value,
end of period                             $          9.959  $         10.018
Number of Accumulation Units
outstanding, end of period                          66,324           126,466


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $         10.388  $         10.000
Accumulation Unit Value,
end of period                             $         10.536  $         10.388
Number of Accumulation Units
outstanding, end of period                         120,959            48,398


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $         10.254  $         10.000
Accumulation Unit Value,
end of period                             $         10.730  $         10.254
Number of Accumulation Units,
outstanding, end of period                         412,812           156,631


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $         10.072  $         10.000
Accumulation Unit Value,
end of period                             $         12.223  $         10.072
Number of Accumulation Units
outstanding, end of period                         138,171            31,807


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          9.977  $         10.000
Accumulation Unit Value,
end of period                             $         12.776  $          9.977
Number of Accumulation Units
outstanding, end of period                       1,083,239           440,936


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          6.528  $         10.000
Accumulation Unit Value,
end of period                             $          7.229  $          6.528
Number of Accumulation Units
outstanding, end of period                          60,981            33,212


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          8.446  $         10.000
Accumulation Unit Value,
end of period                             $         10.635  $          8.446
Number of Accumulation Units
outstanding, end of period                         226,386            69,058


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          8.359  $         10.000
Accumulation Unit Value,
end of period                             $         10.348  $          8.359
Number of Accumulation Units
outstanding, end of period                         122,942            27,553


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES INDEX 500 FUND SUBACCOUNT (a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          7.733  $         10.000
Accumulation Unit Value,
end of period                             $          9.786  $          7.733
Number of Accumulation Units
outstanding, end of period                         231,637            79,093


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                               YEARS ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          6.616  $         10.000
Accumulation Unit Value,
end of period                             $          9.735  $          6.616
Number of Accumulation Units
outstanding, end of period                         156,766            60,058


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES MID CAP VALUE FUND SUBACCOUNT (a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          9.127  $         10.000
Accumulation Unit Value,
end of period                             $         12.309  $          9.127
Number of Accumulation Units
outstanding, end of period                          89,541            31,082


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          8.492  $         10.000
Accumulation Unit Value,
end of period                             $         10.473  $          8.492
Number of Accumulation Units
outstanding, end of period                          88,669            24,200


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          5.825  $         10.000
Accumulation Unit Value,
End of period                             $          8.469  $          5.825
Number of Accumulation Units
outstanding, end of period                         100,842            42,618


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          8.085  $         10.000
Accumulation Unit Value,
End of period                             $         13.932  $          8.085
Number of Accumulation Units
outstanding, end of period                         186,040            78,407


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003             2002
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          9.099  $         10.000
Accumulation Unit Value,
End of period                             $         11.914  $          9.099
Number of Accumulation Units
outstanding, End of period                          81,778            21,371


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES REIT FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003            2002(a)
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          9.155  $         10.000
Accumulation Unit Value,
end of period                             $         12.225  $          9.155
Number of Accumulation Units
outstanding, end of period                          67,448            22,404


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003             2002
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          8.361  $         10.000
Accumulation Unit Value,
end of period                             $          9.582  $          8.361
Number of Accumulation Units
outstanding, end of period                          51,929            13,131


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003             2002
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          8.326  $         10.000
Accumulation Unit Value,
end of period                             $         10.695  $          8.326
Number of Accumulation Units
outstanding, end of period                         166.531            79,117


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS GROWTH PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003             2002
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          6.940  $         10.000
Accumulation Unit Value,
end of period                             $          9.087  $          6.940
Number of Accumulation Units
outstanding, end of period                         167,561            80,565


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS II ASSET MANAGER PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003             2002
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          9.007  $         10.000
Accumulation Unit Value,
end of period                             $         10.473  $          9.007
Number of Accumulation Units
outstanding, end of period                          44,735            16,465


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.



VAN KAMPEN'S UNIVERSAL INSTITUTIONAL FUNDS EMERGING MARKETS EQUITY
  (INTERNATIONAL) PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                                2003             2002
                                          ----------------------------------
Accumulation Unit Value,
beginning of period                       $          8.746  $         10.000
Accumulation Unit Value,
end of period                             $         12.902  $          8.746
Number of Accumulation Units
outstanding, end of period                          21,185             7,511


----------

(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 2004


PENNFREEDOM

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT


This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2004 for the individual variable and fixed annuity contract (the "Contract"). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account" in the Prospectus and this Statement of Additional Information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com or you may call (800) 523-0650. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.


TABLE OF CONTENTS


VARIABLE ANNUITY PAYMENTS                                                    B-2
     First Variable Annuity Payment                                          B-2
     Subsequent Variable Annuity Payments                                    B-2
     Annuity Units                                                           B-2
     Value of Annuity Units                                                  B-2
     Net Investment Factor                                                   B-2
     Assumed Interest Rate                                                   B-3
     Valuation Period                                                        B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                                    B-3

DISTRIBUTION OF CONTRACTS                                                    B-3

CUSTODIAN                                                                    B-3

INDEPENDENT AUDITORS                                                         B-3

LEGAL MATTERS                                                                B-3

FINANCIAL STATEMENTS                                                         B-4

VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENT

     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

     For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

NET INVESTMENT FACTOR

     For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (a) IS:

     The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period.

     PLUS

     The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period.

     PLUS OR MINUS

     A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).


WHERE (b) IS:


     The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period.

     PLUS OR MINUS

     The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (c) IS:

     The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.45% of the daily net asset value of the subaccount.

ASSUMED INTEREST RATE

     Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

VALUATION PERIOD

     Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.




ADMINISTRATIVE AND RECORDKEEPING SERVICES

     Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS


     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), serves as principal underwriter of the Contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2003, 2002 and 2001, Penn Mutual paid commissions of approximately $49,211, $62,529 and $0 to HTK, respectively. As of December 31, 2001, no commission had been paid to HTK with respect to the Contracts because none had been sold.


     The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

     Penn Mutual is custodian of the assets held in the Separate Account.

INDEPENDENT AUDITORS

     Ernst & Young LLP serves as independent auditors of Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.




LEGAL MATTERS

     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 1701 Market Street, Philadelphia, PA.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                                                MONEY            QUALITY          HIGH YIELD
                                                               TOTAL         MARKET FUND+       BOND FUND+        BOND FUND+
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                                 31,015,988         7,752,996         6,612,278
Cost                                                      $ 1,379,486,222   $    31,015,988   $    81,360,456   $    57,785,906

ASSETS:
Investments at market value                               $ 1,416,950,318   $    31,015,988   $    81,483,988   $    50,914,543

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                     216,629             1,106             2,959             1,806
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $ 1,416,733,689   $    31,014,882   $    81,481,029   $    50,912,737
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                MONEY            QUALITY          HIGH YIELD
                                                               TOTAL         MARKET FUND+       BOND FUND+        BOND FUND+
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $    22,708,008   $       398,765   $     3,532,235   $     3,906,199

EXPENSE:
Mortality and expense risk and administration charges          15,623,380           581,525         1,049,737           575,796
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                    7,084,628          (182,760)        2,482,498         3,330,403
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares        (27,909,643)                -           112,758           321,369
Realized gains distributions                                   11,220,176                 -         1,124,839                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions      (16,689,467)                -         1,237,597           321,369

Net change in unrealized appreciation (depreciation) of
  investments                                                 293,865,350                 -          (174,897)        4,910,027
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                 277,175,883                 -         1,062,700         5,231,396
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $   284,260,511   $      (182,760)  $     3,545,198   $     8,561,799
                                                          ===============   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                                               LARGE CAP         FLEXIBLY
                                                           GROWTH EQUITY         VALUE           MANAGED         INTERNATIONAL
                                                               FUND+             FUND+            FUND+          EQUITY FUND+
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                4,827,018         7,098,164        18,436,669         4,128,083
Cost                                                      $    97,801,992   $    94,004,015   $   316,899,368   $    57,168,999

ASSETS:
Investments at market value                               $    53,193,738   $   124,856,704   $   435,842,857   $    57,421,628

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                       1,857             4,380            15,473             2,019
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $    53,191,881   $   124,852,324   $   435,827,384   $    57,419,609
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                               LARGE CAP         FLEXIBLY
                                                           GROWTH EQUITY         VALUE           MANAGED         INTERNATIONAL
                                                               FUND+             FUND+            FUND+          EQUITY FUND+
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $        13,241   $     1,764,602   $     7,567,066   $       315,560

EXPENSE:
Mortality and expense risk and administration charges             670,997         1,402,761         4,510,041           611,810
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                     (657,756)          361,841         3,057,025          (296,250)
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares        (10,422,765)          211,972           881,514        (1,937,177)
Realized gains distributions                                            -                 -         4,990,890                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions      (10,422,765)          211,972         5,872,404        (1,937,177)

Net change in unrealized appreciation (depreciation) of
  investments                                                  16,433,254        25,508,490        82,339,657        15,879,460
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                   6,010,489        25,720,462        88,212,061        13,942,283
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $     5,352,733   $    26,082,303   $    91,269,086   $    13,646,033
                                                          ===============   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                             SMALL CAP         EMERGING           LIMITED
                                                               VALUE            GROWTH         MATURITY BOND       INDEX 500
                                                               FUND+            FUND+              FUND+             FUND+
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                3,963,380         3,095,010         2,342,861        10,402,897
Cost                                                      $    54,852,620   $    80,607,015   $    24,726,817   $    98,740,001

ASSETS:
Investments at market value                               $    72,133,523   $    54,100,776   $    24,764,042   $    79,790,218

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                       2,596             1,911               905             2,859
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $    72,130,927   $    54,098,865   $    24,763,137   $    79,787,359
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                             SMALL CAP         EMERGING           LIMITED
                                                               VALUE            GROWTH         MATURITY BOND       INDEX 500
                                                               FUND+            FUND+              FUND+             FUND+
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $             -   $             -   $       996,324   $       995,592

EXPENSE:
Mortality and expense risk and administration charges             656,456           573,472           357,940           884,024
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                     (656,456)         (573,472)          638,384           111,568
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares            (37,086)       (5,625,211)           49,857        (1,624,996)
Realized gains distributions                                    3,775,448                 -            20,185                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions        3,738,362        (5,625,211)            70,042        (1,624,996)

Net change in unrealized appreciation (depreciation) of
  investments                                                  24,869,137        22,575,924          (311,954)       17,911,156
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                  28,607,499        16,950,713          (241,912)       16,286,160
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $    27,951,043   $    16,377,241   $       396,472   $    16,397,728
                                                          ===============   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                              MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                              GROWTH             VALUE            GROWTH             VALUE
                                                               FUND+             FUND+             FUND+             FUND+
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                5,100,929         3,171,097           849,907           682,118
Cost                                                      $    41,450,610   $    33,226,755   $     7,910,748   $     6,161,238

ASSETS:
Investments at market value                               $    32,288,880   $    41,382,815   $     8,949,522   $     7,209,988

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                       1,162             1,473               327               267
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $    32,287,718   $    41,381,342   $     8,949,195   $     7,209,721
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                              MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                              GROWTH             VALUE            GROWTH             VALUE
                                                               FUND+             FUND+             FUND+             FUND+
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $             -   $       130,679   $        27,135   $        27,639

EXPENSE:
Mortality and expense risk and administration charges             304,199           433,236            60,237            53,861
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                     (304,199)         (302,557)          (33,102)          (26,222)
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares           (309,943)          (54,374)            4,553            (7,504)
Realized gains distributions                                            -           758,876                 -            47,992
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions         (309,943)          704,502             4,553            40,488

Net change in unrealized appreciation (depreciation) of
  investments                                                   9,456,736         9,924,839         1,105,854         1,084,394
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                   9,146,793        10,629,341         1,110,407         1,124,882
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $     8,842,594   $    10,326,784   $     1,077,305   $     1,098,660
                                                          ===============   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                               REIT            BALANCED        EQUITY INCOME        GROWTH
                                                               FUND+          PORTFOLIO++      PORTFOLIO+++      PORTFOLIO+++
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                  735,040         3,193,351         3,162,735         3,455,754
Cost                                                      $     7,583,544   $    50,104,942   $    64,935,801   $   124,933,656

ASSETS:
Investments at market value                               $     8,475,006   $    28,516,628   $    73,312,193   $   107,266,598

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                         304             1,011             2,601             3,780
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $     8,474,702   $    28,515,617   $    73,309,592   $   107,262,818
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               REIT            BALANCED        EQUITY INCOME        GROWTH
                                                               FUND+          PORTFOLIO++      PORTFOLIO+++      PORTFOLIO+++
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $       245,453   $       469,443   $     1,096,326   $       249,266

EXPENSE:
Mortality and expense risk and administration charges              58,621           351,569           788,984         1,186,709
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                      186,832           117,874           307,342          (937,443)
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares              5,780        (3,365,089)         (590,342)       (4,904,231)
Realized gains distributions                                      189,001                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions          194,781        (3,365,089)         (590,342)       (4,904,231)

Net change in unrealized appreciation (depreciation) of
  investments                                                     952,535         6,982,043        16,166,155        30,925,747
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                   1,147,316         3,616,954        15,575,813        26,021,516
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $     1,334,148   $     3,734,828   $    15,883,155   $    25,084,073
                                                          ===============   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                                                 EMERGING         V.I. CAPITAL
                                                          ASSET MANAGER       MARKETS EQUITY      APPRECIATION     HIGH INCOME BOND
                                                          PORTFOLIO+++    (INT'L) PORTFOLIO++++      FUND *           FUND II **
                                                         ---------------   --------------------  ---------------   ----------------
INVESTMENT IN FUND SHARES
Number of Shares                                               1,267,962              1,392,480           12,982            200,599
Cost                                                     $    20,152,377   $         15,154,654  $       261,897   $      1,481,716

ASSETS:
Investments at market value                              $    18,334,733   $         12,588,022  $       276,262   $      1,602,786

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                        647                    448            1,472             41,284
                                                         ---------------   --------------------  ---------------   ----------------

NET ASSETS                                               $    18,334,086   $         12,587,574  $       274,790   $      1,561,502
                                                         ===============   ====================  ===============   ================

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                  EMERGING         V.I. CAPITAL
                                                          ASSET MANAGER       MARKETS EQUITY      APPRECIATION     HIGH INCOME BOND
                                                          PORTFOLIO+++    (INT'L) PORTFOLIO++++      FUND *           FUND II **
                                                         ---------------   --------------------  ---------------   ----------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                $       577,137   $                  -  $             -   $         95,507
EXPENSE:
Mortality and expense risk and administration charges            210,044                122,520            1,725             46,961
                                                         ---------------   --------------------  ---------------   ----------------

Net investment income (loss)                                     367,093               (122,520)          (1,725)            48,546
                                                         ---------------   --------------------  ---------------   ----------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares          (263,769)              (758,871)           6,787            378,122
Realized gains distributions                                           -                      -                -                  -
                                                         ---------------   --------------------  ---------------   ----------------

Net realized gains (losses) from investment transactions        (263,769)              (758,871)            6,787            378,122

Net change in unrealized appreciation (depreciation) of
  investments                                                  2,370,030              4,776,959           16,141             82,334
                                                         ---------------   --------------------  ---------------   ----------------

Net realized and unrealized gains (losses) on
  investments                                                  2,106,261              4,018,088           22,928            460,456
                                                         ---------------   --------------------  ---------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $     2,473,354   $          3,895,568  $        21,203   $        509,002
                                                         ===============   ====================  ===============   ================

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                          FINANCIAL SERVICES     HEALTH CARE         MEKROS             NOVA
                                                               FUND***             FUND***           FUND***           FUND***
                                                          ------------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                          14               314             7,726           462,593
Cost                                                      $              345   $         7,464   $       229,814   $     3,306,223

Investments at market value                               $              374   $         7,627   $       229,858   $     3,335,298

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                            374               507            16,247             2,845
                                                          ------------------   ---------------   ---------------   ---------------

NET ASSETS                                                $                -   $         7,120   $       213,611   $     3,332,453
                                                          ==================   ===============   ===============   ===============

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          FINANCIAL SERVICES     HEALTH CARE         MEKROS             NOVA
                                                               FUND***             FUND***           FUND***           FUND***
                                                          ------------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $                -   $             -   $       280,616   $             -
EXPENSE:
Mortality and expense risk and administration charges                    542             1,393            15,245             4,408
                                                          ------------------   ---------------   ---------------   ---------------

Net investment income (loss)                                            (542)           (1,393)          265,371            (4,408)
                                                          ------------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                   761           (41,225)         (136,334)          136,272
Realized gains distributions                                               -                 -           295,851                 -
                                                          ------------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions                 761           (41,225)          159,517           136,272

Net change in unrealized appreciation (depreciation) of
  investments                                                           (307)              156            19,903            29,080
                                                          ------------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                            454           (41,069)          179,420           165,352
                                                          ------------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $              (88)  $       (42,462)  $       444,791   $       160,944
                                                          ==================   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                                                                                U.S. GOVERNMENT
                                                                OTC           TECHNOLOGY           URSA              BOND
                                                              FUND***           FUND***           FUND***           FUND***
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                    9,382             8,183             1,303            74,515
Cost                                                      $       117,495   $       121,954   $         8,509   $       860,295

ASSETS:
Investments at market value                               $       123,469   $       121,759   $         7,532   $       869,590

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                         902             1,645                54             5,374
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $       122,567   $       120,114   $         7,478   $       864,216
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                U.S. GOVERNMENT
                                                                OTC           TECHNOLOGY           URSA              BOND
                                                              FUND***           FUND***           FUND***           FUND***
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $             -   $             -   $             -   $        12,519
EXPENSE:
Mortality and expense risk and administration charges               5,798             1,524             3,697             5,307
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                       (5,798)           (1,524)           (3,697)            7,212
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares             81,506             8,374           (63,716)          (44,722)
Realized gains distributions                                            -            13,334                 -             3,558
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment
  transactions                                                     81,506            21,708           (63,716)          (41,164)

Net change in unrealized appreciation (depreciation) of
  investments                                                       5,974              (213)             (977)            9,704
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                      87,480            21,495           (64,693)          (31,460)
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $        81,682   $        19,971   $       (68,390)  $       (24,248)
                                                          ===============   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                          U.S. GOVERNMENT                                           INTERNATIONAL
                                                           MONEY MARKET        UTILITES         EQUITY INCOME           STOCK
                                                              FUND***           FUND***       PORTFOLIO II ****    PORTFOLIO *****
                                                          ---------------   ---------------   -----------------   -----------------
INVESTMENT IN FUND SHARES
Number of Shares                                                6,092,432               855              14,457              11,437
Cost                                                      $     6,092,432   $        11,652   $         280,422   $         128,502

ASSETS:
Investments at market value                               $     6,092,432   $        12,789   $         291,596   $         136,556

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                      90,893             1,258               2,767               1,116
                                                          ---------------   ---------------   -----------------   -----------------

NET ASSETS                                                $     6,001,539   $        11,531   $         288,829   $         135,440
                                                          ===============   ===============   =================   =================

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          U.S. GOVERNMENT                                           INTERNATIONAL
                                                           MONEY MARKET        UTILITES         EQUITY INCOME           STOCK
                                                              FUND***           FUND***       PORTFOLIO II ****    PORTFOLIO *****
                                                          ---------------   ---------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $           263   $           117   $           3,704   $           2,620
EXPENSE:
Mortality and expense risk and administration charges              85,028             1,122               2,794               3,297
                                                          ---------------   ---------------   -----------------   -----------------

Net investment income (loss)                                      (84,765)           (1,005)                910                (677)
                                                          ---------------   ---------------   -----------------   -----------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                  -             2,112              (5,818)             81,793
Realized gains distributions                                            -                 -                   -                 202
                                                          ---------------   ---------------   -----------------   -----------------

Net realized gains (losses) from investment
  transactions                                                          -             2,112              (5,818)             81,995

Net change in unrealized appreciation (depreciation) of
  investments                                                           -               323               9,870               7,816
                                                          ---------------   ---------------   -----------------   -----------------

Net realized and unrealized gains (losses) on
  investments                                                           -             2,435               4,052              89,811
                                                          ---------------   ---------------   -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $       (84,765)  $         1,430   $           4,962   $          89,134
                                                          ===============   ===============   =================   =================

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2003 AND 2002

                                                                                       TOTAL
                                                                      ----------------------------------------
                                                                              2003                 2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $        7,084,628    $        7,246,433
   Net realized gains (losses) from
     investment transactions                                                 (16,689,467)          (41,189,913)
   Net change in unrealized appreciation
     (depreciation) of investments                                           293,865,350          (165,021,334)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                               284,260,511          (198,964,814)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                         120,918,984           138,973,340
   Surrender benefits                                                       (104,999,353)         (126,368,529)
   Net transfers                                                              30,982,185            (2,444,208)
   Considerations for supplementary contracts with life contingency              255,781               206,894
   Payments for supplementary contracts with life contingency                    (49,744)              (40,126)
   Contract administration charges                                            (1,170,238)           (1,152,864)
   Annuity benefits                                                          (22,245,479)          (22,847,069)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                 23,692,136           (13,672,562)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                   307,952,647          (212,637,376)
NET ASSETS:
 Beginning of year                                                         1,108,781,042         1,321,418,418
                                                                      ------------------    ------------------
  END OF YEAR                                                         $    1,416,733,689    $    1,108,781,042
                                                                      ==================    ==================

                                                                                 MONEY MARKET FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (182,760)   $          190,008
   Net realized gains (losses) from
     investment transactions                                                           -                     -
   Net change in unrealized appreciation
     (depreciation) of investments                                                     -                     -
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                  (182,760)              190,008
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           4,551,072            27,285,224
   Surrender benefits                                                        (11,371,375)          (29,157,999)
   Net transfers                                                             (21,066,206)            9,721,490
   Considerations for supplementary contracts with life contingency                    -                20,003
   Payments for supplementary contracts with life contingency                     (1,781)                 (455)
   Contract administration charges                                               (47,678)              (44,801)
   Annuity benefits                                                           (2,006,433)           (1,414,961)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                (29,942,401)            6,408,501
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                   (30,125,161)            6,598,509
NET ASSETS:
 Beginning of year                                                            61,140,043            54,541,534
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       31,014,882    $       61,140,043
                                                                      ==================    ==================

                                                                                 QUALITY BOND FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $        2,482,498    $        1,928,886
   Net realized gains (losses) from
     investment transactions                                                   1,237,597                82,983
   Net change in unrealized appreciation
     (depreciation) of investments                                              (174,897)              618,018
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 3,545,198             2,629,887
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           8,488,223             9,973,459
   Surrender benefits                                                         (5,646,025)           (5,268,275)
   Net transfers                                                               4,487,017             9,604,698
   Considerations for supplementary contracts with life contingency               18,862                17,488
   Payments for supplementary contracts with life contingency                     (1,552)               (1,147)
   Contract administration charges                                               (57,975)              (43,130)
   Annuity benefits                                                           (2,207,969)           (1,910,204)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                  5,080,581            12,372,889
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     8,625,779            15,002,776
NET ASSETS:
 Beginning of year                                                            72,855,250            57,852,474
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       81,481,029    $       72,855,250
                                                                      ==================    ==================

                                                                                HIGH YIELD BOND FUND+
                                                                      ----------------------------------------
                                                                             2003                 2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $        3,330,403    $        3,175,687
   Net realized gains (losses) from
     investment transactions                                                     321,369              (327,986)
   Net change in unrealized appreciation
     (depreciation) of investments                                             4,910,027            (2,068,514)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 8,561,799               779,187
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           4,290,121             3,131,007
   Surrender benefits                                                         (3,587,019)           (3,274,727)
   Net transfers                                                               4,090,354               497,145
   Considerations for supplementary contracts with life contingency               27,745                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (36,736)              (31,169)
   Annuity benefits                                                             (838,466)             (939,693)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                            3,945,999              (617,437)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    12,507,798               161,750
NET ASSETS:
 Beginning of year                                                            38,404,939            38,243,189
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       50,912,737    $       38,404,939
                                                                      ==================    ==================

                                                                                GROWTH EQUITY FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (657,756)   $         (980,711)
   Net realized gains (losses) from
     investment transactions                                                 (10,422,765)          (18,356,437)
   Net change in unrealized appreciation
     (depreciation) of investments                                            16,433,254           (14,624,459)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 5,352,733           (33,961,607)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           2,011,351             4,107,002
   Surrender benefits                                                         (4,303,832)           (6,956,231)
   Net transfers                                                              (4,791,537)           (9,493,421)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (71,115)              (91,647)
   Annuity benefits                                                             (701,312)             (849,511)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                           (7,856,445)          (13,283,808)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    (2,503,712)          (47,245,415)
NET ASSETS:
 Beginning of year                                                            55,695,593           102,941,008
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       53,191,881    $       55,695,593
                                                                      ==================    ==================

                                                                                LARGE CAP VALUE FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          361,841    $          251,225
   Net realized gains (losses) from
     investment transactions                                                     211,972              (481,686)
   Net change in unrealized appreciation
     (depreciation) of investments                                            25,508,490           (22,071,000)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                26,082,303           (22,301,461)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           7,051,556             8,035,510
   Surrender benefits                                                         (9,431,860)          (11,403,585)
   Net transfers                                                              (2,566,025)           (5,523,175)
   Considerations for supplementary contracts with life contingency               22,564                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                              (106,333)             (113,423)
   Annuity benefits                                                           (1,767,015)           (2,067,902)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                           (6,797,113)          (11,072,575)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    19,285,190           (33,374,036)
NET ASSETS:
 Beginning of year                                                           105,567,134           138,941,170
                                                                      ------------------    ------------------
 END OF YEAR                                                          $      124,852,324    $      105,567,134
                                                                      ==================    ==================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+       INVESTMENT IN PENN SERIES FUNDS, INC.
++      INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++     INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
        AND II
++++    INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*       INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**      INVESTMENT IN FEDERATED INSURANCE SERIES
***     INVESTMENT IN RYDEX VARIABLE TRUST
****    INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
*****   INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2003 AND 2002

                                                                               FLEXIBLY MANAGED FUND+
                                                                      ----------------------------------------
                                                                              2003                 2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $        3,057,025    $        4,652,656
   Net realized gains (losses) from
     investment transactions                                                   5,872,404            14,264,246
   Net change in unrealized appreciation
     (depreciation) of investments                                            82,339,657           (22,413,948)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                91,269,086            (3,497,046)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                          35,571,795            34,810,288
   Surrender benefits                                                        (29,883,605)          (25,520,408)
   Net transfers                                                              29,395,584             3,772,068
   Considerations for supplementary contracts with life contingency               42,746               100,394
   Payments for supplementary contracts with life contigency                     (37,405)              (33,594)
   Contract administration charges                                              (299,419)             (268,057)
   Annuity benefits                                                           (6,542,482)           (6,564,624)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                 28,247,214             6,296,067
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                   119,516,300             2,799,021
NET ASSETS:
 Beginning of year                                                           316,311,084           313,512,063
                                                                      ------------------    ------------------
  END OF YEAR                                                         $      435,827,384    $      316,311,084
                                                                      ==================    ==================

                                                                              INTERNATIONAL EQUITY FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (296,250)   $         (629,323)
   Net realized gains (losses) from
     investment transactions                                                  (1,937,177)           (4,608,216)
   Net change in unrealized appreciation
     (depreciation) of investments                                            15,879,460               378,030
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                13,646,033            (4,859,509)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           3,127,972             3,013,113
   Surrender benefits                                                         (3,889,855)           (6,055,943)
   Net transfers                                                              (1,568,739)           (6,842,116)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contigency                           -                     -
   Contract administration charges                                               (51,240)              (55,800)
   Annuity benefits                                                             (544,425)             (692,674)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                 (2,926,287)          (10,633,420)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    10,719,746           (15,492,929)
NET ASSETS:
 Beginning of year                                                            46,699,863            62,192,792
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       57,419,609    $       46,699,863
                                                                      ==================    ==================

                                                                                       SMALL CAP
                                                                                      VALUE FUND+
                                                                      ----------------------------------------
                                                                              2003                 2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (656,456)   $         (570,515)
   Net realized gains (losses) from
     investment transactions                                                   3,738,362             1,669,906
   Net change in unrealized appreciation
     (depreciation) of investments                                            24,869,137           (10,554,994)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                27,951,043            (9,455,603)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           5,967,652             6,202,571
   Surrender benefits                                                         (3,449,901)           (3,076,169)
   Net transfers                                                               4,836,660              (323,128)
   Considerations for supplementary contracts with life contingency                    0                17,738
   Payments for supplementary contracts with life contigency                      (1,398)                 (949)
   Contract administration charges                                               (48,701)              (39,739)
   Annuity benefits                                                             (762,535)             (698,733)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                  6,541,777             2,081,591
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    34,492,820            (7,374,012)
NET ASSETS:
 Beginning of year                                                            37,638,107            45,012,119
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       72,130,927    $       37,638,107
                                                                      ==================    ==================

                                                                                EMERGING GROWTH FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (573,472)   $         (651,298)
   Net realized gains (losses) from
     investment transactions                                                  (5,625,211)          (11,010,233)
   Net change in unrealized appreciation
     (depreciation) of investments                                            22,575,924           (19,471,811)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                16,377,241           (31,133,342)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           3,694,436             4,256,394
   Surrender benefits                                                         (3,415,073)           (4,275,637)
   Net transfers                                                                 493,017            (3,610,246)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (57,332)              (65,164)
   Annuity benefits                                                             (442,917)             (579,613)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              272,131            (4,274,266)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    16,649,372           (35,407,608)
NET ASSETS:
 Beginning of year                                                            37,449,493            72,857,101
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       54,098,865    $       37,449,493
                                                                      ==================    ==================

                                                                                  LIMITED MATURITY
                                                                                     BOND FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          638,384    $          314,541
   Net realized gains (losses) from
     investment transactions                                                      70,042               134,678
   Net change in unrealized appreciation
     (depreciation) of investments                                              (311,954)              233,639
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   396,472               682,858
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           2,755,706             2,406,687
   Surrender benefits                                                         (2,018,077)           (1,507,875)
   Net transfers                                                                 611,128            13,535,820
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (17,478)               (8,903)
   Annuity benefits                                                             (764,305)             (507,495)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              566,974            13,918,234
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       963,446            14,601,092
NET ASSETS:
 Beginning of year                                                            23,799,691             9,198,599
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       24,763,137    $       23,799,691
                                                                      ==================    ==================

                                                                                      INDEX 500
                                                                                        FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          111,568    $           16,770
   Net realized gains (losses) from
     investment transactions                                                  (1,624,996)           (4,434,333)
   Net change in unrealized appreciation
     (depreciation) of investments                                            17,911,156           (15,838,457)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                16,397,728           (20,256,020)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           6,746,709             6,224,461
   Surrender benefits                                                         (5,876,615)           (5,833,102)
   Net transfers                                                               1,127,142            (3,336,152)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                     (2,635)               (2,835)
   Contract administration charges                                               (81,581)              (86,941)
   Annuity benefits                                                           (1,006,130)           (1,235,977)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              906,890            (4,270,546)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    17,304,618           (24,526,566)
NET ASSETS:
 Beginning of year                                                            62,482,741            87,009,307
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       79,787,359    $       62,482,741
                                                                      ==================    ==================


(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+       INVESTMENT IN PENN SERIES FUNDS, INC.
++      INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++     INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
        AND II
++++    INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*       INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**      INVESTMENT IN FEDERATED INSURANCE SERIES
***     INVESTMENT IN RYDEX VARIABLE TRUST
****    INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
*****   INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2003 AND 2002

                                                                                      MID CAP
                                                                                    GROWTH FUND+
                                                                      ----------------------------------------
                                                                             2003                   2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (304,199)   $         (274,469)
   Net realized gains (losses) from
     investment transactions                                                    (309,943)           (1,899,003)
   Net change in unrealized appreciation
     (depreciation) of investments                                             9,456,736            (6,290,031)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 8,842,594            (8,463,503)
                                                                      ------------------    ------------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           3,473,166             2,600,172
   Surrender benefits                                                         (1,678,795)           (1,909,802)
   Net transfers                                                               4,600,115             1,579,349
   Considerations for supplementary contracts with life contingency               21,176                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (25,122)              (22,177)
   Annuity benefits                                                             (292,924)             (272,395)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                  6,097,616             1,975,147
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    14,940,210            (6,488,356)
NET ASSETS:
 Beginning of year                                                            17,347,508            23,835,864
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       32,287,718    $       17,347,508
                                                                      ==================    ==================

                                                                                       MID CAP
                                                                                     VALUE FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (302,557)   $         (259,464)
   Net realized gains (losses) from
     investment transactions                                                     704,502              (550,378)
   Net change in unrealized appreciation
     (depreciation) of investments                                             9,924,839            (3,330,034)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                10,326,784            (4,139,876)
                                                                      ------------------    ------------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           2,499,623             3,087,396
   Surrender benefits                                                         (2,728,173)           (2,024,282)
   Net transfers                                                                 871,502            (1,144,889)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (30,509)              (29,431)
   Annuity benefits                                                             (265,788)             (421,967)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                    346,655              (533,173)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    10,673,439            (4,673,049)
NET ASSETS:
 Beginning of year                                                            30,707,903            35,380,952
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       41,381,342    $       30,707,903
                                                                      ==================    ==================

                                                                                   LARGE CAP GROWTH
                                                                                        FUND+
                                                                      ----------------------------------------
                                                                             2003                 2002 (a)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          (33,102)   $             (652)
   Net realized gains (losses) from
     investment transactions                                                       4,553               (10,376)
   Net change in unrealized appreciation
     (depreciation) of investments                                             1,105,854               (67,081)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 1,077,305               (78,109)
                                                                      ------------------    ------------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           2,632,211               661,998
   Surrender benefits                                                           (121,248)              (10,903)
   Net transfers                                                               3,735,798             1,124,380
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                (2,935)                 (307)
   Annuity benefits                                                              (62,920)               (6,075)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                  6,180,906             1,769,093
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     7,258,211             1,690,984
NET ASSETS:
 Beginning of year                                                             1,690,984                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $        8,949,195    $        1,690,984
                                                                      ==================    ==================

                                                                                   STRATEGIC VALUE
                                                                                       FUND+
                                                                      ----------------------------------------
                                                                             2003              2002 (a)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          (26,222)   $             (876)
   Net realized gains (losses) from
     investment transactions                                                      40,488                   341
   Net change in unrealized appreciation
     (depreciation) of investments                                             1,084,394               (35,644)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 1,098,660               (36,179)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           2,087,538               537,680
   Surrender benefits                                                            (93,019)              (11,090)
   Net transfers                                                               2,211,865             1,467,573
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                (2,485)                 (386)
   Annuity benefits                                                              (41,875)               (8,561)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                            4,162,024             1,985,216
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     5,260,684             1,949,037
NET ASSETS:
 Beginning of year                                                             1,949,037                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $        7,209,721    $        1,949,037
                                                                      ==================    ==================

                                                                                        REIT
                                                                                        FUND+
                                                                      ----------------------------------------
                                                                            2003                 2002 (a)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          186,832    $           39,188
   Net realized gains (losses) from
     investment transactions                                                     194,781                (2,680)
   Net change in unrealized appreciation
     (depreciation) of investments                                               952,535               (61,073)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 1,334,148               (24,565)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           1,673,597               728,948
   Surrender benefits                                                           (166,249)              (26,842)
   Net transfers                                                               3,730,078             1,288,056
   Considerations for supplementary contracts with life contingency                    -                19,868
   Payments for supplementary contracts with life contingency                     (1,970)                 (436)
   Contract administration charges                                                (2,536)                 (295)
   Annuity benefits                                                              (66,859)              (10,241)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                            5,166,061             1,999,058
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     6,500,209             1,974,493
NET ASSETS:
 Beginning of year                                                             1,974,493                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $        8,474,702    $        1,974,493
                                                                      ==================    ==================

                                                                                      BALANCED
                                                                                    PORTFOLIO++
                                                                      ----------------------------------------
                                                                            2003                   2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          117,874    $          461,699
   Net realized gains (losses) from
     investment transactions                                                  (3,365,089)           (1,601,867)
   Net change in unrealized appreciation
     (depreciation) of investments                                             6,982,043            (5,727,781)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 3,734,828            (6,867,949)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           1,245,692             2,332,034
   Surrender benefits                                                         (2,023,835)           (2,916,130)
   Net transfers                                                                (894,968)           (2,843,487)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (28,739)              (31,394)
   Annuity benefits                                                             (674,865)             (841,789)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                           (2,376,715)           (4,300,766)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     1,358,113           (11,168,715)
NET ASSETS:
 Beginning of year                                                            27,157,504            38,326,219
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       28,515,617    $       27,157,504
                                                                      ==================    ==================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+       INVESTMENT IN PENN SERIES FUNDS, INC.
++      INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++     INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
        AND II
++++    INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*       INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**      INVESTMENT IN FEDERATED INSURANCE SERIES
***     INVESTMENT IN RYDEX VARIABLE TRUST
****    INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
*****   INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2003 AND 2002

                                                                                   EQUITY INCOME
                                                                                    PORTFOLIO+++
                                                                      ----------------------------------------
                                                                             2003                   2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          307,342    $          309,473
   Net realized gains (losses) from
     investment transactions                                                    (590,342)             (301,717)
   Net change in unrealized appreciation
     (depreciation) of investments                                            16,166,155           (13,652,129)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                15,883,155           (13,644,373)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           4,400,344             5,565,665
   Surrender benefits                                                         (4,989,185)           (5,328,415)
   Net transfers                                                               2,066,534            (1,761,475)
   Considerations for supplementary contracts with life contingency               27,728                31,403
   Payments for supplementary contracts with life contingency                     (3,003)                 (710)
   Contract administration charges                                               (59,131)              (61,625)
   Annuity benefits                                                           (1,291,789)           (1,346,779)
Net increase (decrease) in net assets
   resulting from variable annuity activities                                    151,498            (2,901,936)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    16,034,653           (16,546,309)
NET ASSETS:
 Beginning of year                                                            57,274,939            73,821,248
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       73,309,592    $       57,274,939
                                                                      ==================    ==================

                                                                                       GROWTH
                                                                                    PORTFOLIO+++
                                                                      ----------------------------------------
                                                                              2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (937,443)   $       (1,088,684)
   Net realized gains (losses) from
     investment transactions                                                  (4,904,231)          (12,364,016)
   Net change in unrealized appreciation
     (depreciation) of investments                                            30,925,747           (27,921,040)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                25,084,073           (41,373,740)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           7,130,363             8,128,952
   Surrender benefits                                                         (7,559,397)           (9,277,924)
   Net transfers                                                                (577,921)           (7,570,532)
   Considerations for supplementary contracts with life contingency               52,228                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                              (112,940)             (128,594)
   Annuity benefits                                                           (1,210,437)           (1,412,981)
Net increase (decrease) in net assets
   resulting from variable annuity activities                                 (2,278,104)          (10,261,079)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    22,805,969           (51,634,819)
NET ASSETS:
 Beginning of year                                                            84,456,849           136,091,668
                                                                      ------------------    ------------------
  END OF YEAR                                                         $      107,262,818    $       84,456,849
                                                                      ==================    ==================

                                                                                   ASSET MANAGER
                                                                                   PORTFOLIO+++
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          367,093    $          534,643
   Net realized gains (losses) from
     investment transactions                                                    (263,769)           (1,193,760)
   Net change in unrealized appreciation
     (depreciation) of investments                                             2,370,030            (1,476,788)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 2,473,354            (2,135,905)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           1,572,576             1,189,205
   Surrender benefits                                                         (1,154,507)           (1,472,850)
   Net transfers                                                                (284,072)           (1,976,153)
   Considerations for supplementary contracts with life contingency               42,732                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (16,856)              (17,523)
   Annuity benefits                                                             (332,903)             (840,993)
Net increase (decrease) in net assets
   resulting from variable annuity activities                                   (173,030)           (3,118,314)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     2,300,324            (5,254,219)
NET ASSETS:
 Beginning of year                                                            16,033,762            21,287,981
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       18,334,086    $       16,033,762
                                                                      ==================    ==================

                                                                                   EMERGING MARKETS
                                                                               (INT'L) PORTFOLIO++++
                                                                      ----------------------------------------
                                                                              2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (122,520)   $         (161,862)
   Net realized gains (losses) from
     investment transactions                                                    (758,871)             (222,735)
   Net change in unrealized appreciation
     (depreciation) of investments                                             4,776,959              (665,641)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 3,895,568            (1,050,238)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                             890,411               941,912
   Surrender benefits                                                           (746,463)           (1,042,374)
   Net transfers                                                                 298,165              (652,742)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (11,153)              (12,358)
   Annuity benefits                                                              (86,983)             (209,301)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              343,977              (974,863)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     4,239,545            (2,025,101)
NET ASSETS:
 Beginning of year                                                             8,348,029            10,373,130
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       12,587,574    $        8,348,029
                                                                      ==================    ==================

                                                                              V.I. CAPITAL APPRECIATION
                                                                                         FUND *
                                                                      ----------------------------------------
                                                                            2003                 2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           (1,725)   $             (101)
   Net realized gains (losses) from
     investment transactions                                                       6,787                (5,262)
   Net change in unrealized appreciation
     (depreciation) of investments                                                16,141                (1,776)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                    21,203                (7,139)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                                   -                     -
   Surrender benefits                                                             (8,219)                    -
   Net transfers                                                                 244,068                83,710
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                   (10)                    -
   Annuity benefits                                                              (56,955)               (1,868)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              178,884                81,842
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       200,087                74,703
NET ASSETS:
 Beginning of year                                                                74,703                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $          274,790    $           74,703
                                                                      ==================    ==================

                                                                                  HIGH INCOME BOND
                                                                                    FUND II **
                                                                      ----------------------------------------
                                                                            2003                 2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           48,546    $           (2,209)
   Net realized gains (losses) from
     investment transactions                                                     378,122                  (598)
   Net change in unrealized appreciation
     (depreciation) of investments                                                82,334                38,737
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   509,002                35,930
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                             582,272                     -
   Surrender benefits                                                           (367,360)              (16,784)
   Net transfers                                                                (973,512)            1,800,169
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                  (429)                    -
   Annuity benefits                                                               (6,717)               (1,069)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                             (765,746)            1,782,316
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                      (256,744)            1,818,246
NET ASSETS:
 Beginning of year                                                             1,818,246                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $        1,561,502    $        1,818,246
                                                                      ==================    ==================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+       INVESTMENT IN PENN SERIES FUNDS, INC.
++      INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++     INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
        AND II
++++    INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*       INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**      INVESTMENT IN FEDERATED INSURANCE SERIES
***     INVESTMENT IN RYDEX VARIABLE TRUST
****    INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
*****   INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2003 AND 2002

                                                                                 FINANCIAL SERVICES
                                                                                      FUND ***
                                                                      ----------------------------------------
                                                                              2003              2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $             (542)   $             (210)
   Net realized gains (losses) from
     investment transactions                                                         761                14,380
   Net change in unrealized appreciation
     (depreciation) of investments                                                  (307)                  336
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                       (88)               14,506
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                              21,157                     -
   Surrender benefits                                                                (69)                    -
   Net transfers                                                                 (24,627)               (7,922)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                    (2)                    -
   Annuity benefits                                                               (2,523)                 (432)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                     (6,064)               (8,354)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                        (6,152)                6,152
NET ASSETS:
 Beginning of year                                                                 6,152                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $                -    $            6,152
                                                                      ==================    ==================

                                                                                   HEALTH CARE
                                                                                     FUND ***
                                                                      ----------------------------------------
                                                                            2003                 2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           (1,393)   $             (587)
   Net realized gains (losses) from
     investment transactions                                                     (41,225)                1,237
   Net change in unrealized appreciation
     (depreciation) of investments                                                   156                     7
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   (42,462)                  657
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                                   -                 7,607
   Surrender benefits                                                             (1,349)                    -
   Net transfers                                                                  52,450                (5,932)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                     -                     -
   Annuity benefits                                                               (2,209)               (1,642)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                     48,892                    33
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                         6,430                   690
NET ASSETS:
 Beginning of year                                                                   690                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $            7,120    $              690
                                                                      ==================    ==================

                                                                                  MEKROS FUND ***
                                                                      ----------------------------------------
                                                                            2003                2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          265,371    $              (36)
   Net realized gains (losses) from
     investment transactions                                                     159,517                22,674
   Net change in unrealized appreciation
     (depreciation) of investments                                                19,903               (19,861)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   444,791                 2,777
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                              10,200                 7,836
   Surrender benefits                                                            (85,662)                    -
   Net transfers                                                                (911,565)              807,212
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                   (20)                    -
   Annuity benefits                                                              (60,792)               (1,166)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                 (1,047,839)              813,882
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                      (603,048)              816,659
NET ASSETS:
 Beginning of year                                                               816,659                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $          213,611    $          816,659
                                                                      ==================    ==================

                                                                                    NOVA FUND ***
                                                                      ----------------------------------------
                                                                            2003                2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           (4,408)   $             (189)
   Net realized gains (losses) from
     investment transactions                                                     136,272                (3,478)
   Net change in unrealized appreciation
     (depreciation) of investments                                                29,080                    (4)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   160,944                (3,671)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                                   -                 7,607
   Surrender benefits                                                             (7,073)               (1,182)
   Net transfers                                                               3,185,272                (1,239)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                   (58)                    -
   Annuity benefits                                                               (6,632)               (1,515)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                  3,171,509                 3,671
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     3,332,453                     -
NET ASSETS:
 Beginning of year                                                                     -                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $        3,332,453    $                -
                                                                      ==================    ==================

                                                                                        OTC
                                                                                      FUND ***
                                                                      ----------------------------------------
                                                                             2003               2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           (5,798)   $             (167)
   Net realized gains (losses) from
     investment transactions                                                      81,506                 2,158
   Net change in unrealized appreciation
     (depreciation) of investments                                                 5,974                     -
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                    81,682                 1,991
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                                   -                     -
   Surrender benefits                                                             (8,733)                    -
   Net transfers                                                                 108,027                (1,047)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                    (8)                    -
   Annuity benefits                                                              (58,401)                 (944)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                               40,885                (1,991)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       122,567                     -
NET ASSETS:
 Beginning of year                                                                     -                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $          122,567    $                -
                                                                      ==================    ==================

                                                                                     TECHNOLOGY
                                                                                      FUND ***
                                                                      ----------------------------------------
                                                                            2003                 2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           (1,524)   $             (194)
   Net realized gains (losses) from
     investment transactions                                                      21,708                 3,150
   Net change in unrealized appreciation
     (depreciation) of investments                                                  (213)                   19
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                    19,971                 2,975
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                                   -                     -
   Surrender benefits                                                             (9,440)                    -
   Net transfers                                                                 114,239                (2,121)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                    (8)                    -
   Annuity benefits                                                               (4,648)                 (854)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              100,143                (2,975)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       120,114                     -
NET ASSETS:
 Beginning of year                                                                     -                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $          120,114    $                -
                                                                      ==================    ==================

                                                                                        URSA
                                                                                       FUND ***
                                                                      ----------------------------------------
                                                                            2003                 2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           (3,697)   $               (2)
   Net realized gains (losses) from
     investment transactions                                                     (63,716)                    -
   Net change in unrealized appreciation
     (depreciation) of investments                                                  (977)                    -
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   (68,390)                   (2)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                               8,500                     -
   Surrender benefits                                                               (553)                    -
   Net transfers                                                                  67,921                     2
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                     -                     -
   Annuity benefits                                                                    -                     -
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                               75,868                     2
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                         7,478                     -
NET ASSETS:
 Beginning of year                                                                     -                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $            7,478    $                -
                                                                      ==================    ==================

                                                                              U.S. GOVERNMENT BOND
                                                                                    FUND ***
                                                                      ----------------------------------------
                                                                             2003               2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $            7,212    $              529
   Net realized gains (losses) from
     investment transactions                                                     (41,164)                3,182
   Net change in unrealized appreciation
     (depreciation) of investments                                                 9,704                  (409)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   (24,248)                3,302
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                             793,785                 7,237
   Surrender benefits                                                               (608)                    -
   Net transfers                                                                  17,487                74,797
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                   (70)                    -
   Annuity benefits                                                               (7,099)                 (367)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              803,495                81,667
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       779,247                84,969
NET ASSETS:
 Beginning of year                                                                84,969                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $          864,216    $           84,969
                                                                      ==================    ==================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+       INVESTMENT IN PENN SERIES FUNDS, INC.
++      INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++     INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
        AND II
++++    INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*       INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**      INVESTMENT IN FEDERATED INSURANCE SERIES
***     INVESTMENT IN RYDEX VARIABLE TRUST
****    INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
*****   INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2003 AND 2002

                                                                                U.S. GOVERNMENT MONEY
                                                                                   MARKET FUND ***
                                                                      ----------------------------------------
                                                                              2003                2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income gains (losses)                               $          (84,765)   $           (6,815)
   Net realized gains (losses) from
     investment transactions                                                           -                     -
   Net change in unrealized appreciation
     of investments                                                                    -                     -
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   (84,765)               (6,815)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           7,624,456             3,708,900
   Surrender benefits                                                           (360,312)                    -
   Net transfers                                                              (2,010,454)           (2,853,194)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                (1,601)                    -
   Annuity benefits                                                              (13,162)               (1,514)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                  5,238,927               854,192
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     5,154,162               847,377
NET ASSETS:
 Beginning of year                                                               847,377                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $        6,001,539    $          847,377
                                                                      ==================    ==================

                                                                                      UTILITIES
                                                                                      FUND ***
                                                                      ----------------------------------------
                                                                              2003                2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income gains (losses)                               $           (1,005)   $             (192)
   Net realized gains (losses) from
     investment transactions                                                       2,112               (14,748)
   Net change in unrealized appreciation
     of investments                                                                  323                   813
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                     1,430               (14,127)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                                   -                     -
   Surrender benefits                                                                  -                     -
   Net transfers                                                                 (71,672)              101,606
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                    (2)                    -
   Annuity benefits                                                               (3,271)               (2,433)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                    (74,945)               99,173
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       (73,515)               85,046
NET ASSETS:
 Beginning of year                                                                85,046                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $           11,531    $           85,046
                                                                      ==================    ==================

                                                                                   EQUITY INCOME
                                                                                 PORTFOLIO II ****
                                                                      ----------------------------------------
                                                                              2003                2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income gains (losses)                               $              910    $              367
   Net realized gains (losses) from
     investment transactions                                                      (5,818)                 (277)
   Net change in unrealized appreciation
     of investments                                                                9,870                 1,303
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                     4,962                 1,393
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                               8,250                12,064
   Surrender benefits                                                             (5,601)                    -
   Net transfers                                                                 275,046                46,679
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                   (30)                    -
   Annuity benefits                                                              (53,297)                 (637)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                    224,368                58,106
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       229,330                59,499
NET ASSETS:
 Beginning of year                                                                59,499                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $          288,829    $           59,499
                                                                      ==================    ==================

                                                                               INTERNATIONAL STOCK
                                                                                 PORTFOLIO *****
                                                                      ----------------------------------------
                                                                           2003                 2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income gains (losses)                               $             (677)   $             (683)
   Net realized gains (losses) from
     investment transactions                                                      81,995                   938
   Net change in unrealized appreciation
     of investments                                                                7,816                   239
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                    89,134                   494
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                               8,250                 2,411
   Surrender benefits                                                            (10,266)                    -
   Net transfers                                                                 104,014                     9
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                    (6)                    -
   Annuity benefits                                                              (58,441)                 (159)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                     43,551                 2,261
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       132,685                 2,755
NET ASSETS:
 Beginning of year                                                                 2,755                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $          135,440    $            2,755
                                                                      ==================    ==================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+       INVESTMENT IN PENN SERIES FUNDS, INC.
++      INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++     INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
        AND II
++++    INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*       INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**      INVESTMENT IN FEDERATED INSURANCE SERIES
***     INVESTMENT IN RYDEX VARIABLE TRUST
****    INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
*****   INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

NOTES TO FINANCIAL STATEMENTS - December 31, 2003

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES
     The significant accounting policies of Penn Mutual Variable Annuity Account III ("Account III") are as follows:

          GENERAL - Account III was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Olympia XT, Pennant Select, Olympia XT Advisor, and Penn Freedom Advisor variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2003 and the reported amounts from operations and contract transactions during 2003 and 2002. Actual results could differ with those estimates.

          INVESTMENTS - Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. ("Penn Series"), an affiliated entity of Penn Mutual: Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value, Large Cap Growth, Strategic Value, and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. ("Van Kampen"): Emerging Markets Equity (Int'l) Portfolio; AIM Variable Insurance Funds ("AIM"): V.I. Capital Appreciation Portfolio; Federated Insurance Series ("Federated"): High Income Bond Fund II; Rydex Variable Trust ("Rydex"): Financial Services, Health Care, Mekros, Nova, OTC, Technology, Ursa, U.S. Government Bond, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. ("T. Rowe"): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. ("T. Rowe"): International Stock Portfolio. Penn Series, AMT, Fidelity, Van Kampen, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

          FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

          DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

          RECLASSIFICATION REQUIREMENTS - Certain prior year amounts on the statement of changes in net assets have been reclassified to conform with the 2003 presentation.

NOTE 2.  PURCHASES AND SALES OF INVESTMENTS

          The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2003:

                                                                  PURCHASES           SALES
                                                               ---------------   ---------------
Money Market Fund                                              $    28,730,397   $    58,827,213
Quality Bond Fund                                                   24,410,533        15,722,280
High Yield Bond Fund                                                16,191,227         8,914,367
Growth Equity Fund                                                   1,854,119        10,368,392
Large Cap Value Fund                                                11,488,011        17,922,609
Flexibly Managed Fund                                               73,667,559        37,368,103
International Equity Fund                                           14,137,432        17,359,591
Small Cap Value Fund                                                16,917,618         7,255,619
Emerging Growth Fund                                                 5,790,130         6,090,891
Limited Maturity Bond Fund                                          12,415,135        11,189,546
Index 500 Fund                                                      10,927,605         9,908,511
Mid Cap Growth Fund                                                  8,831,096         3,037,138
Mid Cap Value Fund                                                   5,776,801         4,973,448
Large Cap Growth Fund                                                6,929,509           781,441
Strategic Value Fund                                                 4,794,246           610,259
REIT Fund                                                            6,196,722           654,595
Balanced Portfolio                                                   3,076,026         5,334,815
Equity Income Portfolio                                              8,701,326         8,241,923
Growth Portfolio                                                     8,495,874        11,710,624
Asset Manager Portfolio                                              3,425,083         3,230,941
Emerging Markets Equity (Int'l) Portfolio                            2,657,986         2,436,376
V.I. Capital Appreciation Fund                                       1,650,551         1,471,986
High Income Bond Fund II                                            14,833,444        15,511,317
Financial Services Fund                                                890,608           897,264
Health Care Fund                                                     2,551,143         2,503,607
Mekros Fund                                                         14,007,733        14,479,105
Nova Fund                                                            9,338,765         6,168,904
OTC Fund                                                             3,839,304         3,803,477
Technology Fund                                                      1,480,541         1,367,105
Ursa Fund                                                            4,695,294         4,623,070
U.S. Government Bond Fund                                            3,214,081         2,394,484
U.S. Government Money Market Fund                                   52,112,974        46,873,784
Utilities Fund                                                       1,732,053         1,806,882
Equity Income Portfolio II                                           1,629,458         1,401,555
International Stock Portfolio                                        5,310,630         5,267,156

NOTE 3.  RELATED PARTY TRANSACTIONS

Penn Mutual received $16,793,620 from Account III for the year ended December 31, 2003. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

NOTE 4.  CONTRACT CHARGES

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

                                   MORTALITY &       CONTRACT      MAXIMUM SUPPLEMENTAL RIDER
             PRODUCTS              RISK EXPENSE   ADMINISTRATION              CHARGE
---------------------------------------------------------------------------------------------
Diversifier II/Optimizer                   1.25%            None                          N/A
Commander                                  1.25%            0.15%                        0.95%
Penn Freedom                               1.30%            0.15%                        0.95%
Enhanced Credit                            1.25%            0.15%                        0.60%
Pennant Select                             1.20%            0.15%                        0.95%
Olympia XT Advisor                         1.25%            0.15%                        0.60%
Penn Freedom Advisor                       1.45%            0.15%                        0.60%

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

                                       ANNUAL
                                      CONTRACT
             PRODUCTS                  CHARGE
--------------------------------------------------
Diversifier II/Optimizer           $30 maximum
Commander                          If Account Value is LESS THAN $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom                       If Account Value is LESS THAN $100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit                    If Account Value is LESS THAN $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select                     If Account Value is LESS THAN $100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor                 If Account Value is LESS THAN $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor               If Account Value is LESS THAN $100,000, the lesser of $40 or 2% of the Account Value

                                      SURRENDER
             PRODUCTS                  CHARGES
----------------------------------------------------
Diversifier II/Optimizer           Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander                          Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom                       Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Enhanced Credit                    Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select                     Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor                 Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor               Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.

Premium taxes on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

NOTE 5.  ACCUMULATION UNITS

The accumulation units are as follows:

                                  DECEMBER
                                  31, 2001               DECEMBER 31, 2002                         DECEMBER 31, 2003
                              -------------  ----------------------------------------  ----------------------------------------
                                   ENDING                                    ENDING                                    ENDING
                                    UNIT        UNITS         UNITS           UNIT        UNITS         UNITS           UNIT
SUBACCOUNT                        BALANCE     PURCHASED      REDEEMED       BALANCE     PURCHASED      REDEEMED       BALANCE
-------------------------------------------  ----------------------------------------  ----------------------------------------
Money Market Fund                 3,608,070   19,949,305    (19,088,371)    4,469,004    1,644,455     (3,903,659)    2,209,800
Quality Bond Fund                 3,313,037    2,152,420       (916,387)    4,549,069    1,265,062       (649,436)    5,164,695
High Yield Bond Fund              1,540,716    1,387,231     (1,191,616)    1,736,331      702,720       (253,731)    2,185,320
Growth Equity Fund                4,091,200      728,140     (1,046,455)    3,772,885      193,590       (622,244)    3,344,230
Large Cap Value Fund              4,353,837      994,179       (854,498)    4,493,519      674,331       (431,754)    4,736,097
Flexibly Managed Fund             6,366,526    4,317,853     (2,029,838)    8,654,541    3,465,942       (570,080)   11,550,403
International Equity Fund         4,154,798   17,613,670    (18,155,106)    3,613,362    1,481,707     (1,557,437)    3,537,633
Small Cap Value Fund              2,783,790    1,080,794       (893,539)    2,971,045      764,183       (337,975)    3,397,254
Emerging Growth Fund              2,941,469    1,048,013     (1,263,279)    2,726,204      372,401       (295,639)    2,802,966
Limited Maturity Bond Fund          723,454    1,862,858       (713,169)    1,873,144      794,121       (692,209)    1,975,056
Index 500 Fund                    7,186,939    1,524,998     (1,774,316)    6,937,621      876,420       (694,290)    7,119,751
Mid Cap Growth                    2,500,983      962,845       (505,981)    2,957,847    1,168,455       (325,583)    3,800,719
Mid Cap Value Fund                2,455,097      500,479       (535,199)    2,420,377      314,566       (279,426)    2,455,518
Large Cap Growth Fund                     -      285,124        (82,961)      202,163      716,539        (55,358)      863,343
Strategic Value Fund                      -      384,888       (155,535)      229,353      503,161        (45,215)      687,299
REIT Fund                                 -      403,756       (188,241)      215,515      512,116        (35,691)      691,940
Balanced Portfolio                2,538,803      458,778       (704,026)    2,293,554      207,822       (372,203)    2,129,172
Equity Income Portfolio           4,456,819    5,078,023     (5,055,884)    4,478,957      584,458       (442,377)    4,621,038
Growth Portfolio                  7,701,624    1,366,685     (1,774,626)    7,293,683      710,383       (672,888)    7,331,178
Asset Manager Portfolio           1,472,056      282,928       (465,876)    1,289,108      228,756       (212,788)    1,305,076
Emerging Markets Equity
  (Int'l) Portfolio               1,274,039    2,072,212     (2,191,326)    1,154,926      226,886       (227,938)    1,153,874
V.I. Capital Appreciation Fund            -        9,754           (416)        9,339      168,857       (151,279)       26,917
High Income Bond Fund II                  -      231,599        (42,922)      188,677    1,373,108     (1,427,370)      134,415
Financial Services Fund                   -       79,449        (79,362)           87       99,056        (99,143)            -
Health Care Fund                          -       61,459        (61,459)            -      283,717       (283,061)          657
Mekros Fund                               -      313,660       (181,763)      131,896    1,761,163     (1,874,107)       18,953
Nova Fund                                 -       16,112        (16,112)            -    1,086,247       (737,226)      349,021
OTC Fund                                  -       10,820        (10,820)            -      452,131       (441,015)       11,116
Technology Fund                           -       11,495        (11,495)            -      142,646       (132,593)       10,053
Ursa Fund                                 -        9,171         (9,171)            -      396,684       (395,821)          863
U.S. Government Bond Fund                 -       11,736         (4,603)        7,133      268,486       (200,669)       74,950
U.S. Government Money Market Fund         -      875,642       (790,307)       85,335    5,108,007     (4,579,436)      613,906
Utilities Fund                            -       33,923        (22,348)       11,574      240,018       (250,723)          869
Equity Income Portfolio II                -       23,845        (16,663)        7,182      178,952       (157,918)       28,216
International Stock Portfolio             -      265,872       (265,528)          344      626,611       (613,809)       13,147

NOTE 6.  FINANCIAL HIGHLIGHTS

     Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

                                                                                           FOR THE YEAR ENDED DECEMBER 31, 2003
                          AT JANUARY 01,                                                 -------------------------------------------
                               2003                   AT DECEMBER 31, 2003              INVESTMENT
                         ----------------  -------------------------------------------    INCOME      EXPENSE          TOTAL
SUBACCOUNT               UNIT FAIR VALUE      UNITS    UNIT FAIR VALUE     NET ASSETS    RATIO*(%)   RATIO**(%)     RETURN***(%)
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund        $10.02 to $22.62   2,209,800   $9.96 to $22.53  $  31,014,882        0.90  1.25 to 1.60    (0.59) to (0.39)
Quality Bond Fund          10.25 to 26.93   5,164,695    10.73 to 28.23     81,481,029        4.47  1.25 to 1.60       4.65 to 4.86
High Yield Bond Fund       10.07 to 36.58   2,185,320    12.22 to 44.48     50,912,737        8.76  1.25 to 1.60     21.35 to 21.60
Growth Equity Fund          4.57 to 61.60   3,344,230     5.06 to 34.32     53,191,881        0.03  1.25 to 1.60   (44.29) to 10.86
Large Cap Value Fund        8.45 to 36.32   4,736,097    10.64 to 45.82    124,852,324        1.61  1.25 to 1.60     25.92 to 26.17
Flexibly Managed Fund       9.98 to 81.75  11,550,403   12.78 to 104.89    435,827,384        2.17  1.25 to 1.60     28.05 to 28.30
International Equity
  Fund                      7.11 to 15.56   3,537,633     9.31 to 20.41     57,419,609        0.66  1.25 to 1.60     30.94 to 31.20
Small Cap Value Fund        8.08 to 14.94   3,397,254    13.93 to 25.79     72,130,927           -  1.25 to 1.60     72.33 to 72.68
Emerging Growth Fund        5.83 to 17.47   2,802,966     8.47 to 25.46     54,098,865           -  1.25 to 1.60     45.39 to 45.68
Limited Maturity Fund      10.39 to 14.50   1,975,056    10.54 to 14.74     24,763,137        3.71  1.25 to 1.60       1.42 to 1.62
Index 500 Fund              7.09 to 10.97   7,119,751     8.98 to 13.91     79,787,359        1.47  1.25 to 1.60     26.56 to 26.81
Mid Cap Growth Fund          4.08 to 8.78   3,800,719     6.01 to 12.95     32,287,718           -  1.25 to 1.60     47.15 to 47.44
Mid Cap Value Fund          9.13 to 13.91   2,455,518    12.31 to 18.81     41,381,342        0.39  1.25 to 1.60     34.88 to 35.15
Large Cap Growth Fund        8.36 to 8.37     863,343    10.35 to 10.38      8,949,195        0.46  1.25 to 1.60     23.80 to 24.05
Strategic Value Fund         8.49 to 8.50     687,299    10.47 to 10.51      7,209,721        0.53  1.25 to 1.60     23.33 to 23.58
REIT Fund                    9.15 to 9.17     691,940    12.23 to 12.27      8,474,702        4.32  1.25 to 1.60     33.54 to 33.80
Balanced Portfolio          8.36 to 15.00   2,129,172     9.58 to 17.22     28,515,617        1.74  1.25 to 1.60      9.62 to 19.93
Equity Income Portfolio     8.33 to 16.24   4,621,038    10.69 to 20.91     73,309,592        1.80  1.25 to 1.60     28.45 to 28.71
Growth Portfolio            6.66 to 15.75   7,331,178     8.72 to 20.67    107,262,818        0.27  1.25 to 1.60     26.01 to 36.19
Asset Manager Portfolio     8.85 to 15.19   1,305,076    10.30 to 17.69     18,334,086        3.55  1.25 to 1.60     14.59 to 18.11
Emerging Markets Equity
  (Int'l) Portfolio          6.48 to 9.41   1,153,874     9.58 to 13.89     12,587,574           -  1.25 to 1.60     37.12 to 58.86
V.I. Capital
  Appreciation Fund          7.99 to 8.00      26,917    10.19 to 10.22        274,790           -  1.25 to 1.60     27.46 to 27.72
High Income Bond
  Fund II                    9.63 to 9.64     134,415    11.58 to 11.62      1,561,502        3.35  1.25 to 1.60     20.28 to 20.52
Financial Services
  Fund                       7.97 to 7.98           -    10.11 to 10.14              -           -  1.25 to 1.60     26.88 to 27.13
Health Care Fund             8.49 to 8.50         657    10.85 to 10.88          7,120           -  1.25 to 1.60     27.71 to 27.97
Mekros Fund                  6.16 to 6.17      18,953      9.96 to 9.99        213,611       42.93  1.25 to 1.60     61.67 to 62.00
Nova Fund                    6.97 to 6.98     349,021      9.55 to 9.58      3,332,453           -  1.25 to 1.60     36.98 to 37.26
OTC Fund                     7.68 to 7.69      11,116    10.99 to 11.03        122,567           -  1.25 to 1.60     43.11 to 43.39
Technology Fund              7.51 to 7.52      10,053    11.92 to 11.96        120,114           -  1.25 to 1.60     58.77 to 59.08
Ursa Fund                   11.53 to 11.55        863      8.67 to 8.69          7,478           -  1.25 to 1.60  (24.86) to (24.71)
U.S. Government Bond
  Fund                      11.90 to 11.92     74,950    11.69 to 11.73        864,216        3.46  1.25 to 1.60    (1.80) to (1.60)
U.S. Government Money
  Market Fund                9.93 to 9.94     613,906      9.77 to 9.81      6,001,539           -  1.25 to 1.60    (1.58) to (1.38)
Utilities Fund               7.07 to 7.08         869      8.73 to 8.75         11,531        0.17  1.25 to 1.60     23.41 to 23.66
Equity Income Portfolio      8.24 to 8.26      28,216    10.07 to 10.17        288,829        2.18  1.25 to 1.60     22.16 to 23.16
International Stock
  Portfolio                  8.00 to 8.01      13,147    10.28 to 10.31        135,440        1.41  1.25 to 1.60     30.01 to 30.27

                                                                                            FOR THE YEAR ENDED DECEMBER 31, 2002
                          AT JANUARY 01,                                                -------------------------------------------
                               2002                    AT DECEMBER 31, 2002             INVESTMENT
                         ----------------  -------------------------------------------     INCOME      EXPENSE          TOTAL
SUBACCOUNT               UNIT FAIR VALUE      UNITS    UNIT FAIR VALUE     NET ASSETS    RATIO*(%)   RATIO**(%)     RETURN***(%)
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund        $11.08 to $22.53   4,469,004  $10.02 to $22.62  $  61,140,043        1.62  1.25 to 1.60       0.18 to 0.39
Quality Bond Fund          11.71 to 25.90   4,549,069    10.25 to 26.93     72,855,250        4.21  1.25 to 1.60       2.54 to 3.97
High Yield Bond Fund       10.27 to 35.82   1,736,331    10.07 to 36.58     38,404,939        9.69  1.25 to 1.60       0.72 to 2.12
Growth Equity Fund          7.11 to 48.11   3,772,885     4.57 to 61.60     55,695,593           -  1.25 to 1.60  (35.81) to (34.72)
Large Cap Value Fund       10.50 to 43.24   4,493,519     8.45 to 36.32    105,567,134        1.46  1.25 to 1.60  (16.14) to (15.54)
Flexibly Managed Fund      13.82 to 82.03   8,654,541     9.98 to 81.75    316,311,084        2.70  1.25 to 1.60    (0.48) to (0.23)
International Equity
  Fund                      8.00 to 17.49   3,613,362     7.11 to 15.56     46,699,863        0.13  1.25 to 1.60   (11.20) to (9.01)
Small Cap Value Fund       12.58 to 18.17   2,971,045     8.08 to 14.94     37,638,107           -  1.25 to 1.60  (19.15) to (17.80)
Emerging Growth Fund       16.58 to 30.55   2,726,204     5.83 to 17.47     37,449,493           -  1.25 to 1.60  (42.89) to (41.75)
Limited Maturity Bond
  Fund                     11.18 to 13.82   1,873,144    10.39 to 14.50     23,799,691        3.39  1.25 to 1.60       3.88 to 4.94
Index 500 Fund              9.25 to 14.29   6,937,621     7.09 to 10.97     62,482,741        1.25  1.25 to 1.60  (23.36) to (22.67)
Mid Cap Growth Fund         6.14 to 13.19   2,957,847      4.08 to 8.78     17,347,508           -  1.25 to 1.60  (33.84) to (33.43)
Mid Cap Value Fund         12.14 to 15.56   2,420,377     9.13 to 13.91     30,707,903        0.54  1.25 to 1.60   (10.68) to (8.73)
Large Cap Growth Fund                   -     202,163      8.36 to 8.37      1,690,984        0.74  1.25 to 1.60  (16.41) to (16.30)
Strategic Value Fund                    -     229,353      8.49 to 8.50      1,949,037        0.75  1.25 to 1.60  (15.08) to (14.97)
REIT Fund                               -     215,515      9.15 to 9.17      1,974,493        4.37  1.25 to 1.60    (8.45) to (8.33)
Balanced Portfolio         10.68 to 18.33   2,293,554     8.36 to 15.00     27,157,504        2.71  1.25 to 1.60  (21.82) to (12.59)
Equity Income Portfolio    10.55 to 19.80   4,478,957     8.33 to 16.24     57,274,939        1.74  1.25 to 1.60  (18.10) to (16.74)
Growth Portfolio            9.66 to 22.82   7,293,683     6.66 to 15.75     84,456,849        0.26  1.25 to 1.60  (31.08) to (30.60)
Asset Manager Portfolio     9.83 to 16.85   1,289,108     8.85 to 15.19     16,033,762        4.23  1.25 to 1.60   (8.53) to (11.33)
Emerging Markets Equity
  (Int'l) Portfolio         7.20 to 10.47   1,154,926      6.48 to 9.41      8,348,029           -  1.25 to 1.60  (12.54) to (10.03)
V.I. Capital
  Appreciation Fund                     -       9,339      7.99 to 8.00         74,703           -  1.25 to 1.60  (20.08) to (19.98)
High Income Bond
  Fund II                               -     188,677      9.63 to 9.64      1,818,246           -  1.25 to 1.60    (3.69) to (3.57)
Financial Services Fund                 -          87      7.97 to 7.98          6,152        0.28  1.25 to 1.60  (20.32) to (20.22)
Health Care Fund                        -           -      8.49 to 8.50            690           -  1.25 to 1.60  (15.08) to (14.98)
Mekros Fund                             -     131,896      6.16 to 6.17        816,659        0.38  1.25 to 1.60  (38.39) to (38.31)
Nova Fund                               -           -      6.97 to 6.98              -           -  1.25 to 1.60  (30.32) to (30.23)
OTC Fund                                -           -      7.68 to 7.69              -           -  1.25 to 1.60  (23.20) to (23.11)
Technology Fund                         -           -      7.51 to 7.52              -           -  1.25 to 1.60  (24.93) to (24.84)
Ursa Fund                               -           -    11.53 to 11.55              -           -  1.25 to 1.60     15.34 to 15.48
U.S. Government Bond
  Fund                                  -       7,133    11.90 to 11.92         84,969        2.27  1.25 to 1.60     19.02 to 19.17
U.S. Government Money
  Market Fund                           -      85,335      9.93 to 9.94        847,377        0.14  1.25 to 1.60    (0.70) to (0.58)
Utilities Fund                          -      11,574      7.07 to 7.08         85,046           -  1.25 to 1.60  (29.29) to (29.20)
Equity Income
  Portfolio II                          -       7,182      8.24 to 8.26         59,499        0.67  1.25 to 1.60  (17.59) to (17.42)
International Stock
  Portfolio                             -         344      8.00 to 8.01          2,755        0.01  1.25 to 1.60  (19.99) to (19.89)

                                                                                           FOR THE YEAR ENDED DECEMBER 31, 2001
                          AT JANUARY 01,                                                --------------------------------------------
                               2001                   AT DECEMBER 31, 2001              INVESTMENT
                         ----------------  -------------------------------------------     INCOME      EXPENSE     TOTAL RETURN***
SUBACCOUNT               UNIT FAIR VALUE      UNITS    UNIT FAIR VALUE     NET ASSETS    RATIO*(%)   RATIO**(%)          (%)
-----------------------------------------------------------------------------------------------------------------------------------

Money Market Fund        $10.80 to $21.94   3,608,070  $11.08 to $22.53  $  54,541,534        3.75  1.25 to 1.40       2.54 to 2.70
Quality Bond Fund          10.90 to 24.08   3,313,037    11.71 to 25.90     57,852,474        5.51  1.25 to 1.40       7.10 to 7.56

High Yield Bond Fund        9.74 to 33.92   1,540,716    10.27 to 35.82     38,243,189        9.17  1.25 to 1.40       5.44 to 5.60
Growth Equity Fund          9.66 to 65.25   4,091,200     7.11 to 48.11    102,941,008        0.02  1.25 to 1.40  (26.38) to (26.27)
Large Cap Value Fund       10.91 to 44.86   4,353,837    10.50 to 43.24    138,941,170        1.24  1.25 to 1.40    (3.76) to (3.61)
Flexibly Managed Fund      12.71 to 75.31   6,366,526    13.82 to 82.03    313,512,063        2.80  1.25 to 1.40       8.75 to 8.92
International Equity
  Fund                     11.29 to 24.64   4,154,798     8.00 to 17.49     62,192,792        1.76  1.25 to 1.40  (29.12) to (29.02)
Small Cap Value Fund       10.93 to 15.76   2,783,790    12.58 to 18.17     45,012,119        0.10  1.25 to 1.40  (15.30) to (15.12)
Emerging Growth Fund       19.98 to 36.76   2,941,469    16.58 to 30.55     72,857,101           -  1.25 to 1.40  (17.01) to (16.88)
Limited Maturity Bond
  Fund                     10.63 to 13.12     723,454    11.18 to 13.82      9,198,599        4.43  1.25 to 1.40    (5.31) to (5.15)
Index 500 Fund             10.66 to 16.44   7,186,939     9.25 to 14.29     87,009,307        1.12  1.25 to 1.40  (13.21) to (12.97)
Mid Cap Growth Fund         8.67 to 18.58   2,500,983     6.14 to 13.19     23,835,864           -  1.25 to 1.40  (29.11) to (29.01)
Mid Cap Value Fund         12.71 to 16.27   2,455,097    12.14 to 15.56     35,380,952        0.72  1.25 to 1.40    (4.51) to (4.37)
Balanced Portfolio         12.50 to 21.42   2,538,803    10.68 to 18.33     38,326,219        1.93  1.25 to 1.40  (14.56) to (14.44)
Equity Income Portfolio    11.26 to 21.10   4,456,819    10.55 to 19.80     73,821,248        1.68  1.25 to 1.40    (6.28) to (6.14)
Growth Portfolio           11.90 to 28.06   7,701,624     9.66 to 22.82    136,091,668        0.08  1.25 to 1.40  (18.79) to (18.67)
Asset Manager Portfolio    10.40 to 17.79   1,472,056     9.83 to 16.85     21,287,981        4.45  1.25 to 1.40    (5.42) to (5.28)
Emerging Markets Equity
  (Int'l) Portfolio         7.80 to 11.35   1,274,039     7.20 to 10.47     10,373,130           -  1.25 to 1.40    (7.79) to (7.65)

* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                         Report of Independent Auditors

Board of Trustees of The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III


We have audited the accompanying statements of assets and liabilities of Penn Mutual Variable Annuity Account III ("Variable Account") (comprised of the following sub-accounts: Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Growth Fund, Strategic Value Fund, REIT Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio, V.I. Capital Appreciation Fund, High Income Bond Fund II, Financial Services Fund, Health Care Fund, Mekros Fund, Nova Fund, OTC Fund, Technology Fund, Ursa Fund, U.S. Government Bond Fund, U.S. Government Money Market Fund, Utilities Fund, Equity Income Portfolio II, and International Stock Portfolio) as of December 31, 2003, the related statements of operations for the year then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Penn Mutual Variable Annuity Account III at December 31, 2003, the results of their operations for the year then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.


 /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
March 19, 2004

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                        2003              2002
-------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS

Debt securities, at fair value                       $    5,034,637    $    4,928,419
Equity securities, at fair value                             39,562            39,940
Mortgage loans on real estate                                    26             5,750
Real estate, net of accumulated depreciation                 16,379            17,015
Policy loans                                                641,711           648,106
Short-term investments                                      167,046            35,215
Other invested assets, at fair value                        173,672           161,309
                                                     --------------    --------------
    Total investments                                     6,073,033         5,835,754

Cash and cash equivalents                                    29,866            23,455
Investment income due and accrued                            79,883            81,044
Deferred acquisition costs                                  576,895           530,868
Amounts recoverable from reinsurers                         304,508           295,327
Broker/dealer receivables                                 3,031,951         2,208,282
Goodwill                                                     14,354            14,354
Other assets                                                181,299           165,341
Separate account assets                                   2,773,141         2,180,524
                                                     --------------    --------------

    TOTAL ASSETS                                     $   13,064,930    $   11,334,949
                                                     ==============    ==============

LIABILITIES

Reserves for future policy benefits                  $    2,674,162    $    2,693,758
Other policyholder funds                                  2,724,978         2,496,026
Policyholders' dividends payable                             20,702            24,108
Broker/dealer payables                                    2,706,530         1,909,676
Accrued income taxes                                        181,841           148,079
Debt                                                         87,798            86,046
Other liabilities                                           241,818           252,463
Separate account liabilities                              2,773,141         2,180,524
                                                     --------------    --------------

    TOTAL LIABILITIES                                    11,410,969         9,790,680
                                                     --------------    --------------

EQUITY

Retained earnings                                         1,440,118         1,332,221
Accumulated other comprehensive income:
  Unrealized appreciation of securities                     216,243           217,555
  Minimum pension liability                                  (2,400)           (5,507)
                                                     --------------    --------------
    Total accumulated other comprehensive income            213,843           212,048
                                                     --------------    --------------

    TOTAL EQUITY                                          1,653,961         1,544,269
                                                     --------------    --------------

      TOTAL LIABILITIES AND EQUITY                   $   13,064,930    $   11,334,949
                                                     ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                         2003            2002            2001
--------------------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES

Premium and annuity considerations                   $     130,065   $     115,830   $     117,916
Policy fee income                                          185,608         162,910         149,186
Net investment income                                      426,210         429,723         424,607
Net realized capital losses                                (18,313)        (39,999)         (7,622)
Broker/dealer fees and commissions                         396,312         344,091         361,657
Other income                                                25,139          13,648          26,634
                                                     -------------   -------------   -------------

TOTAL REVENUE                                            1,145,021       1,026,203       1,072,378
                                                     -------------   -------------   -------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries           383,062         391,124         410,015
Policyholder dividends                                      45,782          52,554          57,155
Decrease in reserves for future policy benefits            (27,370)        (32,505)        (46,065)
General expenses                                           291,903         258,013         248,446
Broker/dealer sales expense                                222,095         193,144         202,370
Amortization of deferred acquisition costs                  68,138          78,790          56,105
                                                     -------------   -------------   -------------

TOTAL BENEFITS AND EXPENSES                                983,610         941,120         928,026
                                                     -------------   -------------   -------------

INCOME BEFORE INCOME TAXES                                 161,411          85,083         144,352
                                                     -------------   -------------   -------------

Income taxes:
  Current                                                   27,787          10,307          45,134
  Deferred                                                  25,727           1,623           2,544
                                                     -------------   -------------   -------------

INCOME TAX EXPENSE                                          53,514          11,930          47,678
                                                     -------------   -------------   -------------

     NET INCOME                                      $     107,897   $      73,153   $      96,674
                                                     =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                      ACCUMULATED
                                                         OTHER
                                                     COMPREHENSIVE     RETAINED          TOTAL
                                                     INCOME/(LOSS)     EARNINGS         EQUITY
--------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 2001                           $      58,582   $   1,162,394   $   1,220,976

Net income for 2001                                              -          96,674          96,674
Other comprehensive income, net of tax
  Unrealized appreciation of securities,
  net of reclassification adjustments                       29,150               -          29,150
                                                                                     -------------
Comprehensive income                                                                       125,824
                                                     -------------   -------------   -------------
BALANCE AT DECEMBER 31, 2001                                87,732       1,259,068       1,346,800

Net income for 2002                                              -          73,153          73,153
Other comprehensive income, net of tax
    Unrealized appreciation of securities,
    net of reclassification adjustments                    129,823               -         129,823
    Minimum pension liability                               (5,507)              -          (5,507)
                                                                                     -------------
Comprehensive income                                                                       197,469
                                                     -------------   -------------   -------------
BALANCE AT DECEMBER 31, 2002                               212,048       1,332,221       1,544,269

Net income for 2003                                                        107,897         107,897
Other comprehensive income, net of tax
  Unrealized depreciation of securities,
  net of reclassification adjustments                       (1,312)              -          (1,312)
  Minimum pension liability                                  3,107               -           3,107
                                                                                     -------------
Comprehensive Income                                                                       109,692
                                                     -------------   -------------   -------------
BALANCE AT DECEMBER 31, 2003                         $     213,843   $   1,440,118   $   1,653,961
                                                     =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                        2003             2002             2001
-------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                      CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                          $     107,897    $      73,153    $      96,674
Adjustments to reconcile net income to net cash provided by
operating activities:
 Capitalization of acquisition costs                                     (106,977)         (95,672)         (81,488)
 Amortization of deferred acquisition costs                                68,138           78,790           56,105
 Policy fees on universal life and investment contracts                  (100,677)         (81,771)         (84,662)
 Interest credited on universal life and investment contracts             114,721          113,028          125,601
 Depreciation and amortization                                              9,875           (3,955)            (658)
 Net realized capital losses                                               18,313           39,999            7,622
 Decrease/(increase) in investment income due and accrued                   1,161           13,656             (939)
 Increase in amounts recoverable from reinsurers                           (9,181)         (22,440)         (28,884)
 Decrease in reserves for future policy benefits                          (19,596)          (6,180)         (15,172)
 (Decrease)/increase in accrued income tax payable                         32,704          (18,613)           2,350
 Other, net                                                               (27,116)         (23,900)          15,952
                                                                    -------------    -------------    -------------

  NET CASH PROVIDED BY OPERATING ACTIVITIES                                89,261           66,095           92,501
                                                                    -------------    -------------    -------------

                      CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
 Debt securities available for sale                                       562,017        2,106,699        1,560,313
 Equity securities                                                         46,955           64,378           36,388
 Other                                                                        615            1,057            1,658

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
 Debt securities available for sale                                       812,648          328,809          245,517
 Other                                                                     12,338           13,858           22,815

COST OF INVESTMENTS ACQUIRED:
 Debt securities available for sale                                    (1,506,971)      (2,457,921)      (1,603,699)
 Equity securities                                                        (41,416)         (66,892)         (71,112)
 Other                                                                    (17,560)         (98,671)         (27,242)

Change in policy loans, net                                                 6,395           22,365          (17,907)
Cost of short-term investments acquired, net                             (130,489)          (6,595)         (23,328)
Purchases of furniture and equipment, net                                 (15,449)         (18,583)         (15,529)
                                                                    -------------    -------------    -------------

  NET CASH (USED IN)/PROVIDED BY INVESTING ACTIVITIES               $    (270,917)   $    (111,496)   $     107,874
                                                                    -------------    -------------    -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FOR THE YEARS ENDED DECEMBER 31,                                        2003             2002             2001
-------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                      CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                $     832,957    $     750,745    $     629,427
Withdrawals from universal life and investment contracts                 (538,547)        (634,990)        (704,560)
Transfers to separate accounts                                            (81,280)         (93,290)        (101,281)
Issuance/(repayment) of debt                                                1,752         (116,906)           8,289
(Increase)/decrease in net broker dealer receivables                      (26,815)         113,939           (4,276)
                                                                    -------------    -------------    -------------

  NET CASH PROVIDED BY/(USED IN) FINANCING ACTIVITIES                     188,067           19,498         (172,401)
                                                                    -------------    -------------    -------------

  NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS                      6,411          (25,903)          27,974

CASH AND CASH EQUIVALENTS
  Beginning of the year                                                    23,455           49,358           21,384
                                                                    -------------    -------------    -------------
  END OF THE YEAR                                                   $      29,866    $      23,455    $      49,358
                                                                    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business, which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

NEW ACCOUNTING PRONOUNCEMENTS

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB"). In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as the capitalization and amortization of sales inducements.

Based upon a preliminary comparison of the requirements of SOP 03-1 to the Company's established practice of reserving for GMDB, the adoption of the GMDB reserving methodology under SOP 03-1 is not expected to have a material effect on the Company's financial statements.

In addition, to the GMDB reserving matters, the Company is assessing the other requirements included in SOP 03-01. The Company does not expect the other provisions of the SOP to have a material impact on the Company's Consolidated financial statements. The Company expects to adopt SOP 03-1 in the first quarter of 2004.

Effective January 1, 2002, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 142 "Goodwill and Other Intangible Assets". In accordance with the new rule, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually. Other intangible assets continue to be amortized over their estimated useful lives. In conjunction with the adoption of SFAS No. 142, certain assets with definite lives totaling $1,393, which were previously reported as goodwill, were reclassified to intangible assets. The Company performed the required impairment tests of goodwill for each reporting unit using valuations of reporting units based on earnings and book value multiples and by reference to similar multiples of publicly traded peers. No goodwill impairment resulted from the adoption of these rules.

INVESTMENTS

Debt securities (bonds, redeemable preferred stocks and mortgage and asset-backed securities) that might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities") of high credit quality, changes in expected cash flows are recognized on the retrospective method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities. Factors considered in determining whether declines in fair value are other than temporary include the significance of the decline, the time duration of the decline, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company's ability and intent to retain the investment for a sufficient time span for it to recover. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES

The Company utilizes various financial instruments, such as interest rate swaps, interest rate caps, and financial futures to hedge against interest rate fluctuations. Interest rate swaps and financial futures are carried at fair value and are classified as other invested assets in the consolidated balance sheet. These derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. The Company recognized realized capital gains/(losses) of $1,937, $(320) and $208 in 2003, 2002 and 2001, respectively, related to the ineffectiveness of its futures and swap hedges.

Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. Since the Company's use of interest rate caps is designed as an economic hedge and not as a hedge of specific assets or liabilities, they do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized realized capital losses of $1,248, $3,700 and $0 in 2003, 2002 and 2001, respectively, related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

OTHER ASSETS

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $74,909 and $66,717 at December 31, 2003 and 2002, respectively. Related depreciation and amortization expense was $11,755, $10,891, and $9,991 for the years ended December 31, 2003, 2002 and
2001 respectively.

Intangibles assets with definite lives, which are related to purchased customer lists, are being amortized over ten years and had a gross carrying amount of $2,007 and $2,007 and accumulated amortization of $1,012 and $813 as of December 31, 2003 and 2002, respectively. The aggregate amortization expense related to these intangible assets was $199 in years 2003, 2002 and 2001. Estimated annual amortization expense is $199 for the years 2004 through 2008.

Goodwill is reviewed annually for impairment. No impairment of goodwill has been recognized. Prior to 2002, these costs were amortized on a straight-line basis over not more than 40 years. The following is a reconciliation of reported net income to net income adjusted to exclude goodwill amortization for the year ended December 31, 2001:

          Net income, as reported               $   96,674
          Goodwill amortization, net of tax            403
                                                ----------
          Adjusted net income                   $   97,077
                                                ==========

DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and investment type contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 10.53%.

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS

The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2003, participating insurance expressed as a percentage of insurance in force is 95%, and as a percentage of premium income is 82%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2003.

BROKER/DEALER REVENUE RECOGNITION

Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2002 and 2001 amounts have been reclassified to conform with 2003 presentation.

2. INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investments in debt securities (bonds and redeemable preferred stocks). The Company had no investment in redeemable preferred stock as of December 31, 2003 and 2002. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $33,989 and $55,028 as of December 31, 2003 and 2002, respectively.

                                                                           DECEMBER 31, 2003
                                                     -------------------------------------------------------------
                                                                         GROSS           GROSS
                                                       AMORTIZED       UNREALIZED      UNREALIZED         FAIR
                                                         COST            GAINS           LOSSES          VALUE
                                                     -------------   -------------   -------------   -------------
U.S. Treasury securities and U.S.
  Government and agency securities                   $   1,180,672   $      11,706   $      16,681   $   1,175,697
States governments                                           4,260             337               -           4,597
Foreign governments                                         14,986           3,381               -          18,367
Corporate securities                                     1,449,998         290,630          11,946       1,727,086
Mortgage and other asset-backed securities               2,015,168         103,297           9,575       2,108,890
                                                     -------------   -------------   -------------   -------------
  TOTAL                                              $   4,665,084   $     407,755   $      38,202   $   5,034,637
                                                     =============   =============   =============   =============

                                                                           DECEMBER 31, 2002
                                                     -------------------------------------------------------------
                                                                         GROSS           GROSS
                                                       AMORTIZED       UNREALIZED      UNREALIZED         FAIR
                                                         COST            GAINS           LOSSES          VALUE
                                                     -------------   -------------   -------------   -------------
U.S. Treasury securities and U.S.
  Government and agency securities                   $     160,753   $       5,343    $          -   $     166,096
Foreign governments                                         14,985           3,654               -          18,639
Corporate securities                                     2,097,286         288,888          64,308       2,321,866
Mortgage and other asset-backed securities               2,267,929         165,400          11,511       2,421,818
                                                     -------------   -------------   -------------   -------------
  TOTAL                                              $   4,540,953   $     463,285   $      75,819   $   4,928,419
                                                     =============   =============   =============   =============

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2003 by contractual maturity.

                                                                 AMORTIZED
              Years to maturity:                                    COST          FAIR VALUE
                                                              ---------------   --------------
              One or less                                     $        94,454   $      180,841
              After one through five                                  519,490          564,792
              After five through ten                                  779,474          843,975
              After ten                                             1,256,498        1,336,139
              Mortgage and other asset-backed securities            2,015,168        2,108,890
                                                              ---------------   --------------
                TOTAL                                         $     4,665,084   $    5,034,637
                                                              ===============   ==============

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 3.38 years.

At December 31, 2003, the Company held structured securities with a fair value of $2,108,890. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,586,786 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $522,104. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $1,698,538 are rated AAA and include $50,781 of interest-only tranches. As of December 31, 2003 and 2002, the Company's investments included $130,031 and $190,272, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 8% and 12% of equity at December 31, 2003 and 2002, respectively.

At December 31, 2003, the largest industry concentration of the Company's portfolio was investments in the industrial sector of $619,803 representing 12% of the total debt portfolio.

Proceeds during 2003, 2002 and 2001 from sales of available-for-sale securities were $562,017, $2,106,699, and $1,560,313, respectively. Gross gains and gross losses realized on those sales were $35,049 and $15,215, respectively, during 2003, $79,510 and $50,260, respectively, during 2002 and $49,864 and $18,202, respectively, during 2001. During 2003, 2002, and 2001, the Company realized losses of $31,822, $46,012, and $26,468, respectively, related to other than temporary impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2003 and 2002, debt securities with fair value totaling $502,211 and $368,833, respectively, were less than investment grade. At December 31, 2003 and 2002, fair value of securities to be restructured pursuant to commenced negotiations, totaled $570 and $570 and non-income producing debt sercurities totaled $0 and $9,367, respectively. Income is not being accrued on these securities.

As of December 31, 2003, the Company's investments in debt securities which had unrealized losses, by length of time the investments had been in an unrealized loss position is as follows:

                                 AMORTIZED       FAIR       UNREALIZED
                                   COST          VALUE         LOSS
                                -----------   -----------   -----------
    Less than 12 months         $   232,714   $   212,798   $   (19,916)
    Greater than 12 months          505,031       486,745       (18,286)
                                -----------   -----------   -----------
      Total                     $   737,745   $   699,543   $   (38,202)
                                ===========   ===========   ===========

EQUITY SECURITIES

During 2003, 2002 and 2001, the proceeds from sales of equity securities amounted to $46,955, $64,378, and $36,388, respectively. The gross gains and gross losses realized on those sales were $576 and $523, $431 and $428, and $1,430 and $840, for 2003, 2002 and 2001, respectively.

The cost basis of equity securities is $35,063 and $40,555 as of December 31, 2003 and 2002, respectively. The equity securities had gross unrealized gains of $4,569 and $1,801, respectively, and gross unrealized losses of $70 and $2,416, respectively, as of December 31, 2003 and 2002.

OTHER

Investments on deposit with regulatory authorities as required by law were $8,048 and $7,316 at December 31, 2003 and 2002, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income for the years ended December 31:

                                                                  2003           2002           2001
                                                              ------------   ------------   ------------
          Debt securities                                     $    380,491   $    378,290   $    362,519
          Equity securities                                          1,885          3,238          2,642
          Mortgage loans                                             2,698            506          2,124
          Real estate                                                2,209          2,209          2,209
          Policy loans                                              42,534         42,295         45,684
          Short-term investments                                       805          1,525          2,734
          Other invested assets                                      6,387          9,053         12,641
                                                              ------------   ------------   ------------
          Gross investment income                                  437,009        437,116        430,553
             Less: Investment expense                               10,799          7,393          5,946
                                                              ------------   ------------   ------------
          Investment income, net                              $    426,210   $    429,723   $    424,607
                                                              ============   ============   ============

The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31:

                                                                  2003           2002           2001
                                                              ------------   ------------   ------------
          Debt securities                                     $    (10,888)  $    (16,762)  $      5,194
          Equity securities, mortgage loans and real estate             51              3            531
          Other invested assets                                     (8,556)       (24,966)       (13,630)
          Amortization of deferred acquisition costs                 1,080          1,726            283
                                                              ------------   ------------   ------------
          Net realized losses                                 $    (18,313)  $    (39,999)  $     (7,622)
                                                              ============   ============   ============

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the years ended December 31:

                                                      2003           2002           2001
                                                  ------------   ------------   ------------
Unrealized gains/(losses):
  Debt securities                                 $    (17,913)  $    232,714   $     98,989
  Equity securities                                      5,114         (1,000)        (1,023)
  Other                                                  4,281         (8,809)       (32,738)
                                                  ------------   ------------   ------------
                                                        (8,518)       222,905         65,228
                                                  ------------   ------------   ------------
Less:
  Deferred policy acquisition costs                      6,594        (23,184)       (20,424)
  Deferred income taxes                                    612        (69,898)       (15,654)
                                                  ------------   ------------   ------------
Net change in unrealized gains/(losses)           $     (1,312)  $    129,823   $     29,150
                                                  ============   ============   ============

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                      2003           2002           2001
                                                  ------------   ------------   ------------
RECLASSIFICATION ADJUSTMENTS
Unrealized holding gains arising
  during period                                   $    (11,660)  $    146,142   $     26,113
Reclassification adjustment for gains/(losses)
  included in net income                                10,348         16,319         (3,037)
                                                  ------------   ------------   ------------
Unrealized gains on investments, net
  of reclassification adjustment                  $     (1,312)  $    129,823   $     29,150
                                                  ============   ============   ============

Reclassification adjustments reported in the above table for the years ended December 31, 2003, 2002 and 2001 are net of income tax expense/(benefits) of $(5,570), $(8,787), and $1,635, respectively, and $(2,361), $(10,361), and
$1,480, respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4. FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2003 and 2002.

                                                             2003                               2002
                                                -------------------------------   -------------------------------
                                                   CARRYING           FAIR           CARRYING           FAIR
                                                     VALUE           VALUE             VALUE           VALUE
                                                --------------   --------------   --------------   --------------
   FINANCIAL ASSETS:
     Debt securities, available for sale        $    5,034,637   $    5,034,637   $    4,928,419   $    4,928,419
     Equity securities
       Common stock                                      7,699            7,699            6,815            6,815
       Non-redeemable preferred stocks                  31,863           31,863           33,125           33,125
     Mortgage loans                                         26               26            5,750            6,753
     Policy loans                                      641,711          619,956          648,106          626,352
     Short-term investments                            167,046          167,046           35,215           35,215
     Other invested assets                             173,672          173,672          161,309          161,309
     Cash and cash equivalents                          29,866           29,866           23,455           23,455
     Separate account assets                         2,773,141        2,773,141        2,180,524        2,180,524

   FINANCIAL LIABILITIES:
     Investment-type contracts
       Individual annuities                            932,349          949,597          803,060          823,920
       Group annuities                                  32,621           33,223           42,762           43,901
       Other policyholder funds                        334,105          334,105          283,598          283,598
                                                --------------   --------------   --------------   --------------
     Total policyholder funds                        1,299,075        1,316,925        1,129,420        1,151,419
     Policyholder's dividends payable                   20,702           20,702           24,108           24,108
     Debt                                               87,798           87,798           86,046           86,046
     Separate account liabilities                    2,773,141        2,773,141        2,180,524        2,180,524

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value that could be negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. At December 31, 2003 and 2002, the Company had no open futures or swap positions. The Company had open interest rate cap positions with a notional amount of $750,000 and $750,000 and a fair value of $7,297 and $8,545 as of December 31, 2003 and 2002, respectively.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current fair value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $0 and $48,972 as of December 31, 2003 and 2002, respectively.

5. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                       2003           2002
                                                    -----------   -----------
          DEFERRED TAX ASSETS:
            Future policy benefits                  $    88,913   $    88,878
            Policyholders' dividends payable              7,189         8,391
            Investment losses                            11,898        19,285
            Employee benefit liabilities                 31,176        27,488
            Other                                        17,541        28,661
                                                    -----------   -----------
               Total deferred tax asset                 156,717       172,703
                                                    -----------   -----------

          DEFERRED TAX LIABILITIES:
            Deferred acquisition costs                  169,971       159,591
            Unrealized investment gains                 116,548       117,523
            Other                                        32,115        30,970
                                                    -----------   -----------
               Total deferred tax liability             318,633       308,084
                                                    -----------   -----------
          Net deferred tax liability                    161,916       135,381
          Tax currently payable                          19,925        12,698
                                                    -----------   -----------
          ACCRUED INCOME TAXES                      $   181,841   $   148,079
                                                    ===========   ===========

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                        2003          2002          2001
                                                    -----------   -----------   -----------
          Tax expense at 35%                        $    56,494   $    29,779   $    50,524
          Increase /(decrease) in income taxes
          resulting from:
            Differential earnings amount                      -       (22,098)            -
            Dividends received deduction                 (2,617)       (2,856)       (3,143)
            Other                                          (363)        7,105           297
                                                    -----------   -----------   -----------
          INCOME TAX EXPENSE                        $    53,514   $    11,930   $    47,678
                                                    ===========   ===========   ===========

Cash paid for federal income taxes in 2003, 2002, and 2001 was $27,069, $28,400, and $48,500, respectively.

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates. The Internal Revenue Code temporarily suspended the DEA for the years 2001 through 2003.

The Internal Revenue Service has examined the Company's income tax returns through the year 1997. Income tax returns for the tax years 1998 through 2001 are currently being examined. Management believes that an adequate provision has been made for potential assessments.

6. BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                      PENSION BENEFITS               OTHER BENEFITS
                                                      ----------------               --------------
                                                     2003           2002           2003          2002
                                                 ------------   ------------   -----------   ------------
          Benefit Obligation                     $   (123,324)  $   (108,339)  $   (37,287)  $    (22,362)
          Fair value of plan assets                    92,108         64,271             -              -
                                                 ------------   ------------   -----------   ------------
          Funded Status                          $    (31,216)  $    (44,068)  $   (37,287)  $    (22,362)
                                                 ============   ============   ===========   ============

          Amounts recognized in the
            consolidated balance sheet:
             Prepaid benefit cost                $     10,573              -             -              -
             Accrued benefit liability                (24,154)  $    (26,981)  $   (35,307)  $    (36,947)
             Intangible assets                            578          1,001             -              -
             Accumulated other comprehensive
              income                                    3,696          8,476             -              -
                                                 ------------   ------------   -----------   ------------
                                                 $     (9,307)  $    (17,504)  $   (35,307)  $    (36,947)
                                                 ============   ============   ===========   ============

The change in the minimum pension liability of $(4,780) is reflected in accumulated other comprehensive income net of tax of $1,673.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,053, $24,154, and $0, respectively, as of December 31, 2003.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                      PENSION BENEFITS               OTHER BENEFITS
                                                      ----------------               --------------
                                                     2003           2002           2003          2002
                                                 ------------   ------------   -----------   ------------
          Discount rate                                  6.25%          7.00%         6.25%          7.00%
          Expected return on plan assets                 8.00%          8.00%            -              -
          Rate of compensation increase                  4.25%          4.50%         4.00%          4.00%

At December 31, 2003, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 14% for 2004 grading to 5% for 2010. At December 31, 2002, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 12.5% for 2003, grading to 5% for 2008. At December 31, 2001, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2002, grading to 5% for 2006. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

The contributions made and the benefits paid from the plans were:

                                                      PENSION BENEFITS               OTHER BENEFITS
                                                      ----------------               --------------
                                                     2003           2002           2003          2002
                                                 ------------   ------------   -----------   ------------
          Benefit cost (savings) recognized in
            consolidated income statement        $      6,652   $      6,870    $      755   $       (753)
          Change in minimum pension
            liability recognized in other
            comprehensive income                       (4,780)         8,476             -              -
          Employer contribution                        14,849         21,048         2,395          1,623
          Benefits paid                                 4,563          4,151         2,395          1,623

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2003, 2002 and 2001, the expense recognized for these plans was $8,853, $6,904, and $8,131, respectively. The fair value of the defined contribution plans' assets at December 31, 2003 and 2002 was $267,973 and $244,633, respectively.

At December 31, 2003 and 2002, $173,237 and $132,438, respectively, of the plans' assets were invested in the Company's group annuity contracts.

7. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                  ASSUMED        CEDED TO
                                   GROSS        FROM OTHER         OTHER            NET
                                  AMOUNT         COMPANIES       COMPANIES        AMOUNT
                               -------------   -------------   -------------   -------------
DECEMBER 31, 2003:
 Life Insurance in Force       $  46,418,533   $     639,717   $  16,517,598   $  30,540,652
 Premiums                            159,869               -          29,804         130,065
 Benefits                            436,925               -          53,863         383,062
 Reserves                          5,398,634             506         304,508       5,094,632

DECEMBER 31, 2002:
 Life Insurance in Force       $  42,692,642   $      54,563   $  13,532,242   $  29,214,963
 Premiums                            144,868               -          29,038         115,830
 Benefits                            437,174               -          46,050         391,124
 Reserves                          5,189,689              95         295,327       4,894,457

During 2001, the Company had gross premiums of $145,626, assumed premiums of $0, ceded premiums of $27,710, gross benefits of $443,863, assumed benefits of $0, and ceded benefits of $33,848. Reinsurance receivables with a carrying value of $197,800 and $197,972 were associated with a single reinsurer at December 31, 2003 and 2002, respectively. This recoverable is secured by investment grade securities with a market value of $201,167 and $199,055, respectively held in trust.

8. DEBT:

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2003, the Company had debt of $87,798, of which $70,100 in short term bank loans were collateralized by customer-owned securities valued at approximately $145,520. At December 31, 2002, the Company had short-term bank loans of $86,046, of which $53,700 were collateralized by customer-owned securities valued at approximately $115,617. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2003 and 2002, the weighted average interest rates on these borrowings were 1.26% and 2.01% respectively. All remaining loans, including bank overdrafts, are not collateralized.

9. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2003, the Company had outstanding commitments totaling $92,521 relating to these investment activities. The fair value of these commitments approximates the face amount.

10. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

The combined insurance companies' statutory capital and surplus at December 31, 2003 and 2002 was $872,426 and $806,099, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2003, 2002, and 2001, was $76,058, $39,411, and $56,776, respectively.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and intangibles.


                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
January 31, 2004

     ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

               (a)  Financial Statements included in Part B:

                    Financial Statements of Penn Mutual Variable Annuity Account
                    III:

                    Statement of Assets and Liabilities - December 31, 2003 Statement of Operations - December 31, 2003
                    Statement of Changes in Net Assets - For the years ended
                         December 31, 2003 and 2002
                    Notes to Financial Statements
                    Report of Independent Auditors

                    Financial Statements of The Penn Mutual Life Insurance
                    Company:

                    Consolidated Balance Sheets for the years ended December 31,
                         2003 and 2002
                    Consolidated Income Statements for the years ended
                         December 31, 2003, 2002 and 2001
                    Consolidated Statements of Changes in Equity for the years ended December 31, 2003, 2002 and 2001
                    Consolidated Statements of Cash Flows for the years ended
                         December 31, 2003, 2002 and 2001
                    Notes to Financial Statements
                    Report of Independent Auditors

               (b)  Exhibits

                    1.   (a)       Resolutions of Executive Committee of Board
                                   of Trustees of The Penn Mutual Life Insurance
                                   Company authorizing the establishment of the Registrant. Previously filed as Exhibit 1(a) to the Registration Statement on September 3,
                                   1998 (File No. 333-62811 and Accession No.
                                   0001036050-98-001504) and incorporated herein by reference.

                         (b) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

                    2.             Not applicable

                    3.   (a)(1)    Sales Support Agreement between The Penn
                                   Mutual Life Insurance Company and Horner,
                                   Townsend & Kent, Inc., a wholly-owned
                                   subsidiary of Penn Mutual. Previously filed as Exhibit 3(a) to Pre-Effective Amendment
                                   No. 1 to the Registration Statement on
                                   November 30, 1998 (File No. 333-62811 and
                                   Accession No. 0001036050-98-002055) and
                                   incorporated herein by reference.

                         (a)(2) Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to the Registration Statement on September 28, 2000 (File No. 333-39804 and Accession No. 0000950116-00-002423) and incorporated herein by reference.

                      (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                      (c) Form of Agent's Agreement relating to broker-dealer supervision. Previously filed as
                               Exhibit 3(c) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                               incorporated herein by reference.

                      (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Previously filed as Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                      (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Previously filed as Exhibit 3(e) to the Post-Effective Amendment to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

                      (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Previously filed as Exhibit 3(f) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                  4.  (a)      Individual Variable and Fixed Annuity Contract,
                               previously filed as Exhibit 4(a) to the
                               Registration Statement on September 14, 2001
                               (File No. 333-69386 and Accession No.
                               0000950116-01-500817) and incorporated herein by reference.

                      (b) Rider -- Guaranteed Minimum Death Benefit -- Rising Floor (GDBRF-00). Previously filed as
                               Exhibit 4(b) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                      (c) Rider -- Guaranteed Minimum Death Benefit -- Step Up (GDBSU-98). Previously filed as Exhibit 4(c) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                      (d) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Previously filed as
                               Exhibit 4(d) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                               incorporated herein by reference.

                      (e) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Previously filed as
                               Exhibit 4(e) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                               incorporated herein by reference.

                      (f) Endorsement No. 1536-98 to Individual Variable and Fixed Annuity Contract. Previously filed as
                               Exhibit 4(f) to Pre-Effective Amendment No. 1 to the Registration Statement on February 24, 1999 (File No. 333-62811 and Accession No. 0000950116-99-000291) and incorporated herein by reference.

                      (g) Rider - Estate Enhancement Rider (EEDB-01). Previously filed as Exhibit 4(k) to Post-Effective Amendment No.5 to the Registration Statement on April 20, 2001 (File No. 333-62811 and Accession No. 0000950116-98-000692) and
                               incorporated herein by reference.

                      (h) Rider - Death Benefit Enhancement - Step Up. Incorporated herein by reference to Exhibit 4(d) to the Registrant's Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via Edgar (Accession No. 0000950116-02-001203) on May 22,
                               2002.

                      (i) Rider - Death Benefit Enhancement - Rising Floor. Incorporated herein by reference to Exhibit 4(c) to the Registrant's Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via Edgar (Accession No. 0000950116-02-001203) on May 22,
                               2002.

                  5. Application (Form PM0678) for Individual Variable Annuity Contract, previously filed as Exhibit 5(a) to the Registration Statement on September 14, 2001 (File No. 333-69386 and Accession No. 0000950116-01-500817) and incorporated herein by reference.

                  6.  (a)      Charter of The Penn Mutual Life Insurance Company
                               (May 1983). Previously filed as Exhibit 6(a) to the Registration Statement on September 3, 1998
                               (File No. 333-62811 and Accession No.
                               0001036050-98-001504) and incorporated herein by reference.

                      (b) By-laws of The Penn Mutual Life Insurance Company. Previously filed as Exhibit 6(b) to the Registration Statement on December 6, 2001 (File No. 333-69386 and Accession No.
                               0000950116-01-501231) and incorporated herein by reference.

                  7.           None

                  8.  (a)(1)   Form of Sales Agreement between The Penn
                               Mutual Life Insurance Company and Neuberger &
                               Berman Advisers Management Trust. Previously filed as Exhibit 8(b)(1) to the Registration
                               Statement on September 3, 1998 (File No.
                               333-62811 and Accession No. 0001036050-98-001504)
                               and incorporated herein by reference.

                      (a)(2) Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Previously filed as Exhibit 8(b)(2) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504)
                               and incorporated herein by reference.

                      (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account I on April 30, 1997 (File No. 33-54662 and
                               Accession No. 0000950109-97-003328) and
                               incorporated herein by reference.

                      (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Previously filed as Exhibit 8(b) to Post-Effective Amendment No. 2 to the Registration Statement on April 23, 2002 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                      (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Previously filed as Exhibit 8(d) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                      (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Previously filed as Exhibit 8(e) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                      (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Previously filed as Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on April 30, 1998 (File No. 33-83120 and Accession No. 0000950109-97-003327) and incorporated herein by reference.

                  9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Previously filed as Exhibit 9 to the Registration Statement on December 6, 2001 (File No. 333-69386 and Accession No. 0000950116-01-501231) and incorporated herein by reference.

                  10.          Consent of Ernst & Young LLP. Filed herewith

                  11.          Not applicable.

                  12.          Not applicable.

                  13. Powers of Attorney of Board of Trustees, previously filed as Exhibit 14 to the Registration Statement on September 14, 2001 (File No. 333-69386 and Accession No. 0000950116-01-500817) and incorporated herein by reference.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

     NAME                     POSITION AND OFFICES WITH DEPOSITOR
     ----------------------   -----------------------------------------------------
     Robert E. Chappell       Chairman of the Board and Chief Executive Officer and
                              Member of the Board of Trustees

     Daniel J. Toran          President and Chief Operating Officer and Member of
                              the Board of Trustees

     Nancy S. Brodie          Executive Vice President and Chief Financial Officer

     John M. Albanese         Executive Vice President, Systems and Service

     Michael A. Biondolillo   Executive Vice President, Human Resources

     Larry L. Mast            Executive Vice President, Sales and Marketing

     Peter M. Sherman         Executive Vice President and Chief Investment Officer

     Steven O. Miller         Senior Vice President, Independence Financial Network

     Ralph L. Crews           Senior Vice President, Career Agency System

     Frederick M. Rackovan    Vice President, New Business

     Laura Ritzko             Secretary

     Richard F. Plush         Vice President and Actuary

     Frank J. Howell          Vice President, Broker Dealer Network

     Cynthia A. Stains        Assistant Vice President, Investment Accounting and Treasurer

          The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                              PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                              ------------------                        ----------------------
     The Penn Insurance and Annuity Company   Life Insurance and Annuities              Delaware

     Independence Capital Management, Inc.    Investment Adviser                        Pennsylvania

     Penn Janney Fund, Inc.                   Investments                               Pennsylvania

     CORPORATION                              PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                              ------------------                        ----------------------
     INDEPENDENCE SQUARE PROPERTIES, LLC      Holding Company                           Pennsylvania

     The Pennsylvania Trust Company           Trust Company                             Pennsylvania

                       INDEPENDENCE SQUARE PROPERTIES, LLC
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                              PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                              ------------------                        ----------------------
     INDEPRO CORPORATION                      Real Estate Investment                    Delaware

     WPI Investment Company                   Real Estate Investment                    Delaware

     Hornor, Townsend & Kent, Inc.            Registered Broker-Dealer and Investment   Pennsylvania
                                              Adviser

     JANNEY MONTGOMERY SCOTT LLC              Registered Broker-Dealer and Investment   Delaware
                                              Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                              PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                              ------------------                        ----------------------
     Indepro Property Fund II Corporation     Real Estate Investment                    Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                              PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                              ------------------                        ----------------------
     JMS Resources, Inc.                      Oil and Gas Development                   Pennsylvania

     JMS Investor Services, Inc.              Insurance Sales                           Delaware

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of March 31, 2004, there were:

          465 -- owners of qualified individual variable annuity contracts;

          505 -- owners of nonqualified individual variable annuity contracts.

ITEM 28.  INDEMNIFICATION

          Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to this Registration Statement and are incorporated in this registration statement by reference.

          Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

          Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

          Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

     HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

          Daniel J. Toran, Chairman of the Board
          Michael Biondolillo, Director
          Ralph L. Crews, Director, Senior Vice President, Career Agency System Larry L. Mast, Director, President and Chief Executive Officer
          Steven O. Miller, Director, Senior Vice President, Independence Financial Network
          Nina M. Mulrooney, Director and Senior Vice President, Compliance Patricia L. Carbee, Senior Vice President, Sales and Marketing
          James A. Clary, Senior Vice President and Chief Operating Officer Charles L. Bennett, Vice President, Compliance
          Thomas H. Coffey, Vice President, Independence Financial Network Joseph R. Englert, Vice President, Special Projects

          William D. Gruccio, Vice President, Career Agency System
          Robyn G. Label, Vice President, Market Conduct and Compliance
          Nancy S. Rush, Assistant Vice President, Benefits and Risk Management James W. Zerweck, Assistant Vice President, Sales and Marketing
          Paul I. Martin, Director, Contracts, Licensing and Registration Ronald J. Trudeau, Director, Commissions
          Franklin L. Best, Jr., Counsel
          J. Clay Luby, Treasurer
          Laura M. Ritzko, Secretary
          R. J. Scholz, Assistant Treasurer
          Alan C. Sheppard, Auditor

          The principal business address of Messrs. Bennett, Englert, Zerweck and Scholtz is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania. The principal business address of the other directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.


          COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER DURING LAST FISCAL YEAR

                                   NET UNDERWRITING
               NAME OF PRINCIPAL   DISCOUNTS AND      COMPENSATION ON    BROKERAGE          OTHER
               UNDERWRITER         COMMISSIONS        REDEMPTION         COMMISSIONS        COMPENSATION
               -----------------------------------------------------------------------------------------
               Hornor, Townsend
               & Kent, Inc.        $  49,211          $  0               $  0               $  0

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

          The Penn Mutual Life Insurance Company
          600 Dresher Road
          Horsham, Pennsylvania 19044

ITEM 31.  MANAGEMENT SERVICES

          See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.


ITEM 32.  UNDERTAKINGS

          The Penn Mutual Life Insurance Company hereby undertakes:

          (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

          (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

               Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

               The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 4 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and the Commonwealth of Pennsylvania on the 19th day of April, 2004.

                                          The Penn Mutual Life Insurance Company
                                          on its behalf and on behalf of Penn
                                          Mutual Variable Annuity Account III

                                          By: /s/ Robert E. Chappell
                                              ----------------------
                                              Robert E. Chappell
                                              Chairman of the Board of Trustees
                                              and Chief Executive Officer

          As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons, in the capacities indicated, on the 19th day of April, 2004.

SIGNATURE                              TITLE
---------                              -----
/s/ Robert E. Chappell                 Chairman of the Board of Trustees
----------------------                 and Chief Executive Officer
Robert E. Chappell

/s/ Nancy S. Brodie                    Executive Vice President
-------------------                    and Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                     Trustee

*EDWARD G. BOEHNE                      Trustee

*JOAN P. CARTER                        Trustee

*PHILIP E. LIPPINCOTT                  Trustee

*JOHN F. MCCAUGHAN                     Trustee

*ALAN B. MILLER                        Trustee

*EDMOND F. NOTEBAERT                   Trustee

*ROBERT H. ROCK                        Trustee

*DANIEL J. TORAN                       Trustee

*WESLEY S. WILLIAMS, JR.               Trustee

By: /s/ Robert E. Chappell
    ----------------------
    Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX

             EX.99 B10    Consent of Ernst & Young LLP.